UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-2668
Oppenheimer AMT - Free Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2010

Item 1. Reports to Stockholders.

OPPENHEIMER AMT-FREE MUNICIPALS

January 31, 2010

Oppenheimer AMT-Free Municipals

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

January 31, 2010 Oppenheimer Management AMT-Free Commentaries and Municipals Semiannual Report
M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Portfolio Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements OppenheimerFunds was the #1 tax-exempt bond fund family in the Barron’s/Lipper Best Fund Families survey, which analyzed the 2009 performance of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the one-year rankings in the Barron’s/Lipper Best Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	21.2%
Special Assessment	14.4
Hospital/Health Care	10.6
General Obligation	6.6
Tax Increment Financing (TIF)	6.5
Gas Utilities	4.5
Higher Education	4.0
Special Tax	3.2
Municipal Leases	3.0
Education	2.8
Portfolio holdings are subject to change. Percentages are as of January 31, 2010, and are based on total assets.

Credit Allocation

AAA	9.4%
AA	14.9
A	10.0
BBB	43.6
BB or lower	22.1
Credit allocations are subject to change. Percentages are based on the total market value of investments as of January 31, 2010. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the Manager that, in the Manager’s judgment, are similar to those of nationally recognized statistical rating organizations; they represented 36.41% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
15 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer AMT-Free Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.8000.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/27/76. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/16/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
16 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
17 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2009	January 31, 2010	January 31, 2010

Actual
Class A	$1,000.00	$1,204.20	$7.08
Class B	1,000.00	1,200.20	11.93
Class C	1,000.00	1,200.70	11.37

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.80	6.48
Class B	1,000.00	1,014.42	10.92
Class C	1,000.00	1,014.92	10.41
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2010 are as follows:

Class	Expense Ratios

Class A	1.27%
Class B	2.14
Class C	2.04
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
18 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—120.4%
Alabama—1.5%
$30,000	AL 21st Century Authority Tobacco Settlement[1]	5.500%	12/01/2021	$29,946
50,000	AL DCH Health Care Authority (Health Care Facilities)[1]	5.000	06/01/2021	49,783
15,000	AL HFA (Pelican)[1]	6.550	03/20/2030	15,020
12,000,000	AL Public School & College Authority[2]	5.000	05/01/2029	12,403,440
1,325,000	AL Space Science Exhibit Finance Authority[1]	6.000	10/01/2025	1,068,030
3,000,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.250	11/15/2020	2,749,080
35,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.625	11/15/2015	35,397
15,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.875	11/15/2024	14,048
400,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.125	12/01/2025	354,196
15,000	Birmingham, AL Special Care Facilities (Children’s Hospital of Alabama)[1]	5.500	06/01/2022	15,007
4,000,000	Birmingham, AL Special Care Facilities (Children’s Hospital of Alabama)[1]	6.125	06/01/2034	4,112,680
90,000	Birmingham, AL Special Care Facilities Financing Authority (Daughters of Charity)[3]	5.000	11/01/2025	90,329
235,000	Cooperative District, AL Fort Deposit[1]	6.000	02/01/2036	172,283
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	6.750	02/01/2029	3,544,660
6,000,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	7.000	02/01/2036	6,091,860
185,000	Fayette, AL Waterworks[1]	5.250	10/01/2016	185,697
295,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)[1]	5.100	05/01/2016	287,796
10,000	Jefferson County, AL Sewer	4.500	02/01/2012	4,322
100,000	Jefferson County, AL Sewer	5.000	02/01/2018	36,512
150,000	Jefferson County, AL Sewer	5.000	02/01/2020	54,545
4,060,000	Jefferson County, AL Sewer	5.375	02/01/2027	1,466,553
35,000	Jefferson County, AL Sewer	5.625	02/01/2018	12,769
280,000	Jefferson County, AL Sewer	5.625	02/01/2022	101,469
15,000	Lauderdale County & Florence, AL Health Care Authority (Coffee Health Group)[1]	5.250	07/01/2024	13,390
2,000,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[1]	5.000	06/01/2026	1,722,260
5,000,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[1]	5.250	06/01/2037	4,101,350

				38,732,422
F1 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Alaska—1.5%
$10,000	AK HFC[1]	5.200%	06/01/2021	$10,124
65,000	AK HFC (Veterans Mtg.)[1]	6.150	06/01/2039	65,054
8,000,000	AK HFC, Series A2	5.000	12/01/2033	8,013,320
750,000	AK Industrial Devel. and Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)	6.150	08/01/2031	369,878
600,000	AK Industrial Devel. and Export Authority Community Provider (Boys & Girls Home)[1]	5.875	12/01/2027	480,702
29,090,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2032	22,134,581
11,005,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2046	7,431,126

				38,504,785

Arizona—5.3%
1,000,000	Buckeye, AZ Watson Road Community Facilities District[1]	5.750	07/01/2022	858,640
1,501,000	Buckeye, AZ Watson Road Community Facilities District[1]	6.000	07/01/2030	1,203,802
200,000	Centerra, AZ Community Facilities District[1]	5.150	07/15/2031	150,336
474,950	Central AZ Irrigation & Drain District, Series A1	6.000	06/01/2013	475,183
305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450	07/15/2021	280,085
200,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625	07/15/2025	178,076
600,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800	07/15/2030	532,392
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900	07/15/2022	957,713
330,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125	07/15/2027	304,890
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200	07/15/2032	459,245
510,000	Festival Ranch, AZ Community Facilities District[1]	5.750	07/01/2032	405,909
595,000	Festival Ranch, AZ Community Facilities District[1]	5.800	07/15/2032	532,608
250,000	Gladden Farms, AZ Community Facilities District[1]	5.500	07/15/2031	193,975
800,000	Litchfield Park, AZ Community Facility District[1]	6.375	07/15/2026	735,472
1,285,000	Maricopa County, AZ IDA (Christian Care Apartments)[1]	6.500	01/01/2036	1,167,410
2,000,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.625	01/01/2034	1,583,340
500,000	Maricopa County, AZ IDA (Immanuel Campus Care)[1]	8.500	04/20/2041	455,560
1,500,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	11/01/2018	1,376,250
785,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	05/01/2031	611,805
940,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500	07/01/2022	874,294
200,000	Marley Park, AZ Community Facilities District[1]	5.300	07/15/2031	153,584
460,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300	07/01/2030	340,432
375,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	287,970
980,000	Palm Valley, AZ Community Facility District No. 3[1]	5.800	07/15/2032	798,514
750,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000	01/01/2029	759,563
5,465,000	Phoenix, AZ IDA (Christian Care)[1]	5.500	07/01/2035	4,758,813
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	409,955
490,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.300	07/01/2031	428,035
F2 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Arizona Continued
$1,390,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.500%	07/01/2023	$1,304,779
1,315,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.750	07/01/2031	1,215,139
1,890,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,635,795
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.250	06/01/2026	410,295
1,200,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.375	06/01/2036	926,688
12,400,000	Pima County, AZ IDA (Metro Police Facility)[2]	5.375	07/01/2039	12,550,288
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	6.750	04/01/2036	434,510
120,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2033	79,441
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	164,483
2,845,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600	07/01/2023	2,057,419
500,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.670	12/01/2027	412,455
650,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750	12/01/2037	502,983
1,000,000	Pima County, AZ IDA (Valley Academy)[1]	6.500	07/01/2038	913,480
500,000	Quail Creek, AZ Community Facilities District[1]	5.550	07/15/2030	395,295
19,870,000	Salt River, AZ Agricultural Improvement & Power District[2]	5.000	01/01/2038	20,478,825
17,885,000	Salt Verde, AZ Financial Corp.[1]	5.000	12/01/2037	15,306,162
580,000	Salt Verde, AZ Financial Corp.[1]	5.250	12/01/2028	543,686
29,030,000	Salt Verde, AZ Financial Corp.[1]	5.500	12/01/2037	25,788,801
20,215,000	Salte Verde, AZ Financial Corp.[1]	5.000	12/01/2032	17,854,697
55,000	Show Low Bluff, AZ Community Facilities District Special Assessment[1]	5.200	07/01/2017	49,424
1,655,000	Tartesso West, AZ Community Facilities District[1]	5.900	07/15/2032	1,366,318
3,000,000	Verrado, AZ Community Facilities District No. 1[1]	5.350	07/15/2031	2,319,630
4,775,000	Verrado, AZ Community Facilities District No. 1[1]	6.500	07/15/2027	4,409,999
1,775,000	Vistancia, AZ Community Facilities District[1]	6.750	07/15/2022	1,810,660
500,000	Westpark, AZ Community Facilities District[1]	5.250	07/15/2031	381,310

				134,586,413

Arkansas—0.1%
300,000	Arkadelphia, AR Public Education Facilities Board (Ouachita Baptist University)[1]	5.375	03/01/2038	290,073
2,515,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[1]	6.250	02/01/2038	2,066,550

				2,356,623

California—23.1%
2,800,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	2,748,928
1,400,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	1,367,100
1,385,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2027	998,294
F3 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$4,470,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000%		09/01/2037	$2,877,563
20,000	Beaumont, CA Financing Authority, Series B1	5.875		09/01/2023	19,659
18,330,000	CA Access to Loans for Learning Student Loan Corp.[1]	7.000		01/01/2036	14,747,218
16,500,000	CA County Tobacco Securitization Agency	5.714	[4]	06/01/2046	706,860
7,000,000	CA County Tobacco Securitization Agency	6.500	[4]	06/01/2046	299,880
6,000,000	CA County Tobacco Securitization Agency	6.650	[4]	06/01/2046	223,680
129,820,000	CA County Tobacco Securitization Agency	6.700	[4]	06/01/2050	2,643,135
7,935,000	CA County Tobacco Securitization Agency	7.234	[4]	06/01/2033	983,305
38,650,000	CA County Tobacco Securitization Agency	7.550	[4]	06/01/2055	415,874
8,000,000	CA County Tobacco Securitization Agency	7.750	[4]	06/01/2046	339,120
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[5]	06/01/2036	3,613,500
2,715,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	2,035,083
4,060,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	3,043,254
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	3,978,900
21,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	17,057,250
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.650	[4]	06/01/2046	2,786,280
1,750,000	CA Educational Facilities Authority (Fresno Pacific University)[1]	6.750		03/01/2019	1,743,998
8,000,000	CA GO1	5.000		10/01/2029	7,614,560
12,870,000	CA GO1	5.000		06/01/2032	11,784,416
7,700,000	CA GO1	5.000		11/01/2032	7,044,422
10,000,000	CA GO1	5.000		08/01/2034	9,020,800
5,000,000	CA GO1	5.750		04/01/2031	5,038,500
25,595,000	CA GO1	6.000		04/01/2038	26,043,680
41,375,000	CA GO1	6.500		04/01/2033	44,320,073
4,335,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2036	3,298,285
2,500,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2045	2,068,775
70,970,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[5]	06/01/2037	44,188,761
1,235,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2033	963,448
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2035	2,333,250
11,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2045	10,442,000
1,980,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2045	1,638,470
19,560,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	13,510,679
10,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750		06/01/2047	7,636,500
414,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.973	[4]	06/01/2047	15,690,600
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[4]	06/01/2047	3,426,500
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[2]	5.750		07/01/2039	20,675,000
2,400,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[1]	5.250		11/15/2046	2,282,328
F4 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$20,000,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[2]	5.250%		11/15/2046	$19,020,400
590,000	CA Independent Cities Lease Finance Authority (Morgan Hill-Hacienda Valley)[1]	5.950		11/15/2039	522,156
2,500,000	CA M-S-R Energy Authority[1]	6.500		11/01/2039	2,643,325
5,000,000	CA M-S-R Energy Authority[1]	6.500		11/01/2039	5,286,650
30,000,000	CA M-S-R Energy Authority[1]	7.000		11/01/2034	33,671,400
250,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	253,095
9,570,000	CA Public Works[1]	6.125		11/01/2029	9,812,504
2,500,000	CA Public Works[1]	6.375		11/01/2034	2,548,775
20,165,000	CA Public Works[1]	6.625		11/01/2034	20,962,324
2,500,000	CA Public Works (Various Community Colleges)[1]	5.750		10/01/2030	2,446,550
2,250,000	CA Statewide CDA (740 Olive Street)[1]	5.100		07/20/2050	2,269,440
2,100,000	CA Statewide CDA (Sutter Health Obligated Group)[1]	5.625		08/15/2042	2,106,573
1,615,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2027	1,094,776
5,015,000	Chino, CA Community Facilities District Special Tax No.2005-1[1]	5.000		09/01/2036	3,057,997
2,000,000	Corona-Norco, CA Unified School District Community Facilities No. 04-1[1]	5.200		09/01/2036	1,485,880
2,000,000	Corona-Norco, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2036	1,399,460
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	556,002
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.200		09/01/2027	805,620
2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.250		09/01/2037	1,487,760
970,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X1	5.250		09/01/2037	641,519
420,000	Hemet, CA Unified School District[1]	5.050		09/01/2026	353,808
250,000	Hemet, CA Unified School District[1]	5.125		09/01/2036	194,263
500,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.750		09/01/2039	362,720
10,000,000	Imperial, CA Irrigation District[2]	5.125		11/01/2038	10,072,900
60,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.625	[4]	06/01/2036	5,543,400
120,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[4]	06/01/2047	3,183,600
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.000	[4]	06/01/2057	3,462,288
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[4]	06/01/2057	3,046,058
F5 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$2,345,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.000%	09/01/2027	$2,039,259
5,175,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.150	09/01/2037	4,282,675
745,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.200	09/01/2037	620,786
1,425,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.200	09/01/2037	1,187,410
1,685,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 17[1]	5.200	09/01/2036	1,398,348
150,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 29[1]	8.250	09/01/2029	157,893
250,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 29[1]	8.625	09/01/2039	264,408
1,270,000	Lake Elsinore, CA Special Tax[1]	5.150	09/01/2025	1,098,982
1,245,000	Lake Elsinore, CA Special Tax[1]	5.250	09/01/2030	1,030,362
2,450,000	Lake Elsinore, CA Special Tax[1]	5.250	09/01/2035	1,937,803
200,000	Lake Elsinore, CA Special Tax[1]	5.350	09/01/2036	156,980
1,000,000	Lake Elsinore, CA Special Tax Community Facilities District No. 2006-3[1]	6.625	09/01/2039	999,280
650,000	Lake Elsinore, CA Unified School District Community Facilities District No. 04-3[1]	5.250	09/01/2029	423,917
4,000,000	Loma Linda, CA Redevel. Agency Tax Allocation[1]	5.250	07/01/2030	3,844,840
15,000,000	Los Angeles, CA Community College District[2]	5.000	08/01/2033	15,144,900
12,000,000	Los Angeles, CA Dept. of Airports, Series A2	5.250	05/15/2039	12,063,960
2,000,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.125	12/01/2024	1,936,720
4,175,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta Airlines)[1]	6.350	11/01/2025	3,944,457
95,000	Los Angeles, CA Regional Airports Improvement Corp. (United Airlines)[3,6,7]	6.875	11/15/2012	—
15,000	Los Angeles, CA Regional Airports Improvement Corp. (United Airlines)[3,6,7]	8.800	11/15/2021	—
365,000	Menifee, CA Union School District Special Tax Community Facilities District No. 2006-3[1]	5.000	09/01/2037	264,205
2,500,000	Modesto, CA Special Tax Community Facilities District No. 4[1]	5.150	09/01/2036	1,824,850
660,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000	09/01/2027	518,621
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000	09/01/2037	893,488
5,000,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.500	06/01/2045	3,619,200
4,250,000	Oakland, CA GO1	6.000	01/15/2034	4,531,733
F6 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$7,000,000	Palomar Pomerado, CA Health Care District COP[1]	6.625%		11/01/2029	$7,261,170
1,000,000	Palomar Pomerado, CA Health Care District COP[1]	6.750		11/01/2039	1,026,580
570,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000		09/01/2026	433,308
1,590,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000		09/01/2037	1,071,151
660,000	Perris, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2037	469,399
1,000,000	Rancho Mirage, CA Joint Powers Financing Authority (Eisenhower Medical Center/Eisenhower Health Services Obligated Group)[1]	5.000		07/01/2047	865,120
5,000,000	Sacramento County, CA Airport[1]	6.000		07/01/2041	5,400,650
1,620,000	San Gorgonio, CA Memorial Health Care District[1]	7.000		08/01/2027	1,724,782
7,000,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise[1]	6.625		03/01/2018	6,600,580
17,500,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	11,853,450
13,675,000	Southern CA Tobacco Securitization Authority	6.400	[4]	06/01/2046	509,804
47,250,000	Southern CA Tobacco Securitization Authority	7.100	[4]	06/01/2046	1,415,610
5,000,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	3,788,750
1,000,000	Stockton, CA Public Financing Authority, Series A1	5.000		09/01/2016	992,210
1,195,000	Stockton, CA Public Financing Authority, Series A1	5.000		09/01/2018	1,139,528
5,135,000	Stockton, CA Public Financing Authority, Series A1	5.250		09/01/2031	4,475,871
235,000	Temecula Valley, CA Unified School District Community Facilities District No. 2004[1]	5.000		09/01/2037	195,788
2,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.450		09/01/2026	1,167,620
1,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.500		09/01/2036	517,100
10,500,000	University of California (Regents Medical Center)[2]	5.000		05/15/2037	10,391,378
16,000,000	University of California (Regents Medical Center)[2]	5.250		05/15/2039	16,784,480
100,000	Victor Valley, CA Union High School District[1]	5.050		09/01/2025	83,417
1,160,000	Victor Valley, CA Union High School District[1]	5.100		09/01/2035	853,447
600,000	Washington Township, CA Health Care District[1]	5.250		07/01/2029	565,818
2,025,000	Westside, CA Union School District Community Facilities District Special Tax No. 2005-2[1]	5.000		09/01/2036	1,457,777

					585,171,036

Colorado—2.6%
185,000	Arkansas River, CO Power Authority[1]	5.000		10/01/2043	156,035
500,000	CO Andonea Metropolitan District No. 2[1]	6.125		12/01/2025	405,045
1,000,000	CO Andonea Metropolitan District No. 3[1]	6.250		12/01/2035	738,210
2,800,000	CO Arista Metropolitan District[1]	6.750		12/01/2035	1,993,712
4,415,000	CO Broomfield Village Metropolitan District No. 2[1]	6.250		12/01/2032	3,482,905
F7 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$945,000	CO Central Marksheffel Metropolitan District[1]	7.250%		12/01/2029	$830,079
6,700,000	CO Compark Business Campus Metropolitan District[1]	5.600		12/01/2034	5,133,674
500,000	CO Copperleaf Metropolitan District No. 2[1]	5.850		12/01/2026	365,015
625,000	CO Copperleaf Metropolitan District No. 2[1]	5.950		12/01/2036	417,638
500,000	CO Crystal Crossing Metropolitan District[1]	6.000		12/01/2036	336,555
10,000	CO Deer Creek Metropolitan District[1]	5.000		12/01/2026	10,162
125,000	CO E-470 Public Highway Authority	6.814	[4]	09/01/2025	47,030
500,000	CO Educational and Cultural Facilities Authority (Carbon Valley Academy Charter School)[1]	5.625		12/01/2036	388,495
300,000	CO Educational and Cultural Facilities Authority (Crown Point Charter School)[1]	5.000		07/15/2039	275,781
5,000,000	CO Educational and Cultural Facilities Authority (Inn at Auraria)	6.000		07/01/2042	2,818,450
10,000	CO Educational and Cultural Facilities Authority (University of Northern Colorado)[1]	5.000		07/01/2031	9,483
500,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750		12/01/2036	350,355
1,000,000	CO Elkhorn Ranch Metropolitan District[1]	6.375		12/01/2035	771,340
500,000	CO Fallbrook Metropolitan District[1]	5.625		12/01/2026	380,135
10,000	CO Health Facilities Authority (Denver Options)[1]	5.375		02/01/2022	8,514
30,000	CO Health Facilities Authority (Denver Options)[1]	5.625		02/01/2032	24,079
10,000	CO Health Facilities Authority (National Jewish Medical & Research Center)[1]	5.375		01/01/2023	9,529
500,000	CO Heritage Todd Creek Metropolitan District[1]	5.500		12/01/2037	332,455
500,000	CO High Plains Metropolitan District[1]	6.250		12/01/2035	369,105
333,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	231,012
13,000,000	CO Hsg. & Finance Authority (Single Family)[2]	5.500		11/01/2029	13,632,970
500,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	367,805
480,000	CO International Center Metropolitan District No.3[1]	6.500		12/01/2035	347,770
500,000	CO Liberty Ranch Metropolitan District[1]	6.250		12/01/2036	367,805
625,000	CO Madre Metropolitan District No. 2[1]	5.500		12/01/2036	411,944
2,770,000	CO Murphy Creek Metropolitan District No. 3[1]	6.000		12/01/2026	1,529,566
2,850,000	CO Murphy Creek Metropolitan District No. 3[1]	6.125		12/01/2035	1,431,641
2,665,000	CO North Pines Metropolitan District[1]	6.750		12/01/2036	2,096,316
1,545,000	CO North Range Metropolitan District No. 1[1]	5.000		12/15/2024	1,227,997
1,250,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	1,067,438
500,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	347,140
1,000,000	CO Northwest Metropolitan District No. 3[1]	6.125		12/01/2025	810,090
1,875,000	CO Northwest Metropolitan District No. 3[1]	6.250		12/01/2035	1,422,094
125,000	CO Potomac Farms Metropolitan District[1]	0.000	[5]	12/01/2023	108,366
750,000	CO Potomac Farms Metropolitan District[1]	7.250		12/01/2037	540,293
485,000	CO Prairie Center Metropolitan District No. 3[1]	5.250		12/15/2021	409,956
F8 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Colorado Continued
$815,000	CO Prairie Center Metropolitan District No. 3[1]	5.400%	12/15/2031	$627,273
750,000	CO Regency Metropolitan District[1]	5.750	12/01/2036	527,880
15,000	CO Ridges Metropolitan District Mesa County[1]	6.100	10/15/2013	15,072
1,000,000	CO Serenity Ridge Metropolitan District No. 2	7.500	12/01/2034	448,500
270,000	CO Silver Dollar Metropolitan District[1]	5.100	12/01/2030	207,198
500,000	CO Silver Peaks Metropolitan District[1]	5.750	12/01/2036	342,305
1,000,000	CO Sorrell Ranch Metropolitan District	6.750	12/15/2036	804,540
681,000	CO Tallgrass Metropolitan District[1]	5.250	12/01/2037	509,878
540,000	CO Tallyns Reach Metropolitan District No. 3[1]	5.100	12/01/2026	475,330
500,000	CO Traditions Metropolitan District No. 2[1]	5.750	12/01/2036	346,865
1,129,000	CO Wheatlands Metropolitan District[1]	6.000	12/01/2025	902,286
500,000	CO Wheatlands Metropolitan District[1]	6.125	12/01/2035	368,730
250,000	CO Woodmen Heights Metropolitan District No. 1	6.750	12/01/2020	223,105
4,500,000	CO Woodmen Heights Metropolitan District No. 1[1]	7.000	12/01/2030	3,731,760
10,000,000	Ebert, CO Metropolitan District[1]	5.350	12/01/2037	7,817,800
175,000	Fairplay, CO Sanitation District[1]	5.250	12/15/2031	134,512
180,000	Jefferson County, CO (Section 14 Metropolitan District)[1]	5.000	12/01/2018	179,226
2,570,000	Loveland, CO Special Assessment[1]	5.625	07/01/2029	1,876,974
25,000	Public Authority for CO (Natural Gas Energy)[1]	6.250	11/15/2028	26,902
30,000	University of Colorado Hospital Authority[1]	5.200	11/15/2017	30,024
20,000	University of Colorado Hospital Authority[1]	5.250	11/15/2022	20,004

				65,620,148

Connecticut—0.3%
75,000	CT Devel. Authority (Church Homes)[1]	5.800	04/01/2021	71,324
785,000	CT H&EFA (Bridgeport Hospital)[1]	6.625	07/01/2018	787,959
45,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)[1]	5.250	07/01/2015	45,054
20,000	CT H&EFA (DKH)[1]	5.375	07/01/2016	20,058
220,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375	07/01/2026	220,134
230,000	CT H&EFA (Ethel Walker School)[1]	6.000	07/01/2039	221,991
300,000	CT H&EFA (Hospital for Special Care)[1]	5.250	07/01/2037	253,620
20,000	CT H&EFA (Lawrence & Memorial Hospital)[1]	5.000	07/01/2013	20,024
50,000	CT H&EFA (Middlesex Hospital)[1]	5.125	07/01/2017	50,000
10,000	CT H&EFA (Sacred Heart University)[1]	5.000	07/01/2028	9,447
20,000	CT HFA[3]	5.200	11/15/2021	20,020
60,000	CT HFA[3]	5.600	06/15/2017	60,074
500,000	Georgetown, CT Special Taxing District	5.125	10/01/2036	255,570
10,150,000	Mashantucket, CT Western Pequot Tribe, Series B	5.750	09/01/2027	5,627,871

				7,663,146
F9 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Delaware—0.2%
$4,000,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450%		07/01/2035	$2,630,080
1,000,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000		07/01/2025	700,880
630,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000		07/01/2030	408,656
2,310,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	1,477,938

					5,217,554

District of Columbia—0.8%
720,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	722,016
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.375	[4]	06/15/2046	2,331,801
304,205,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.924	[4]	06/15/2046	11,699,724
6,500,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)[1]	1.060	[4]	10/01/2041	4,576,000

					19,329,541

Florida—15.4%
795,000	Aberdeen, FL Community Devel. District	5.250		11/01/2015	436,614
900,000	Aberdeen, FL Community Devel. District	5.500		05/01/2036	454,356
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[1]	6.750		12/01/2030	106,915
2,000,000	Amelia Concourse, FL Community Devel. District[6]	5.750		05/01/2038	878,640
700,000	Amelia Walk, FL Community Devel. District Special Assessment[6]	5.500		05/01/2037	343,476
13,950,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250		05/01/2016	11,492,568
1,130,000	Arlington Ridge, FL Community Devel. District	5.500		05/01/2036	495,742
105,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing)[1]	6.000		10/01/2029	86,480
1,470,000	Avelar Creek, FL Community Devel. District[1]	5.375		05/01/2036	1,022,400
435,000	Avignon Villages, FL Community Devel. District[6,7]	5.300		05/01/2014	117,450
250,000	Avignon Villages, FL Community Devel. District[6,7]	5.400		05/01/2037	67,500
420,000	Bahia Lakes, FL Community Devel. District[1]	5.450		05/01/2037	287,771
1,600,000	Bainebridge, FL Community Devel. District[1]	5.500		05/01/2038	951,632
65,000	Baker County, FL Hospital Authority[1]	5.300		12/01/2023	54,497
1,830,000	Bay Laurel Center, FL Community Devel. District[1]	5.450		05/01/2037	1,348,527
1,520,000	Baywinds, FL Community Devel. District	5.250		05/01/2037	731,500
1,200,000	Beacon Lakes, FL Community Devel. District Special Assessment[1]	6.200		05/01/2038	978,528
50,000	Boynton Beach, FL Multifamily Hsg. (Clipper Cove Apartments)[1]	5.300		01/01/2023	44,206
F10 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$1,975,000	Boynton Village, FL Community Devel. District Special Assessment[1]	6.000%	05/01/2038	$1,447,458
2,400,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[1]	6.500	11/01/2029	2,403,120
10,685,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[1]	6.750	11/01/2039	10,702,417
25,000	Broward County, FL Educational Facilities Authority (Nova Southeastern University)[1]	5.625	04/01/2034	23,994
200,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	5.625	10/01/2027	187,330
195,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	6.000	10/01/2025	191,393
1,325,000	Cascades, FL Groveland Community Devel. District[1]	5.300	05/01/2036	835,002
3,255,000	Century Gardens at Tamiami, FL Community Devel. District (Century Gardens at Tamiami)[6]	6.125	05/01/2012	1,643,124
6,740,000	Century Gardens at Tamiami, FL Community Devel. District (Century Gardens at Tamiami)[6]	6.250	05/01/2037	3,649,980
3,400,000	Chapel Creek, FL Community Devel. District Special Assessment[6]	5.500	05/01/2038	1,289,042
1,500,000	City Center, FL Community Devel. District[6]	6.000	05/01/2038	674,220
1,675,000	Clearwater Cay, FL Community Devel. District	5.500	05/01/2037	709,111
2,250,000	Colonial Country Club, FL Community Devel.[1]	6.400	05/01/2033	2,311,943
3,370,000	Concorde Estates, FL Community Devel. District[6]	5.850	05/01/2035	1,176,130
1,245,000	Connerton West, FL Community Devel. District[6]	5.125	05/01/2016	481,329
1,620,000	Copperstone, FL Community Devel. District[1]	5.200	05/01/2038	1,109,246
2,685,000	Cordoba Ranch, FL Community Devel. District Special Assessment[6,7]	5.550	05/01/2037	1,041,028
425,000	Coronado, FL Community Devel. District[1]	6.000	05/01/2038	339,358
4,365,000	Creekside, FL Community Devel. District[6]	5.200	05/01/2038	2,377,485
875,000	Crosscreek, FL Community Devel. District[1]	5.500	05/01/2017	327,679
425,000	Crosscreek, FL Community Devel. District[1]	5.600	05/01/2039	159,188
5,800,000	Cypress Creek of Hillsborough County, FL Community Devel. District	5.350	05/01/2037	2,781,854
1,100,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	1,020,272
10,000	Dania, FL Sales Tax[1]	5.000	10/01/2025	9,771
25,000	Destin, FL Community Redevel. Agency (Town Center Area)[1]	5.300	05/01/2027	19,301
1,840,000	Dupree Lakes, FL Community Devel. District[1]	5.375	05/01/2037	1,329,179
980,000	Durbin Crossing, FL Community Devel. District Special Assessment	5.250	11/01/2015	661,755
10,000	Duval County, FL HFA (C.A.U. Eagles Point North/C.A.U. Cedars Obligated Group)[1]	5.650	07/01/2022	9,022
380,000	East Homestead, FL Community Devel. District[6]	5.000	05/01/2011	265,810
2,400,000	East Homestead, FL Community Devel. District[1]	5.375	05/01/2036	1,811,472
F11 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$1,365,000	East Homestead, FL Community Devel. District[1]	5.450%	11/01/2036	$1,041,918
500,000	Enclave at Black Point Marina, FL Community Devel. District[1]	5.200	05/01/2014	312,950
225,000	Enclave at Black Point Marina, FL Community Devel. District[1]	5.400	05/01/2037	135,887
50,000	Escambia County, FL Health Facilities Authority (Baptist Manor)[1]	5.125	10/01/2019	49,460
10,000	Escambia County, FL Utilities Authority[1]	6.250	01/01/2015	10,806
7,470,000	Fiddler’s Creek, FL Community Devel. District No. 2[6]	6.000	05/01/2038	2,984,639
485,000	FL Capital Trust Agency (AHF Florida LLC)	8.125	10/01/2038	87,281
2,550,000	FL Capital Trust Agency (American Opportunity)[1]	5.875	06/01/2038	1,152,039
5,665,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[1]	7.000	07/15/2032	2,814,542
1,875,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[1]	8.260	07/15/2038	931,088
10,440,000	FL COP (Dept. of Management Services)[2]	5.250	08/01/2028	10,998,923
20,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	20,022
240,000	FL Gateway Services Community Devel. District (Sun City Center)[1]	6.500	05/01/2033	217,142
7,760,000	FL Island at Doral III Community Devel. District Special Assessment[1]	5.900	05/01/2035	5,551,970
1,100,000	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	769,505
35,000	FL Mira Lago West Community Devel. District[1]	5.375	05/01/2036	26,100
1,000,000	FL New Port Tampa Bay Community Devel. District[3,6]	5.300	11/01/2012	339,000
7,220,000	FL New Port Tampa Bay Community Devel. District[3,6]	5.875	05/01/2038	2,447,580
500,000	FL Parker Road Community Devel. District	5.350	05/01/2015	317,490
495,000	FL Parker Road Community Devel. District	5.600	05/01/2038	287,996
950,000	FL Principal One Community Devel. District[1]	5.650	05/01/2035	828,153
60,000	FL State Board of Education[1]	5.000	06/01/2024	60,195
3,955,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	2,910,761
2,200,000	Fontainbleau Lakes, FL Community Devel. District	6.000	05/01/2015	1,207,338
910,000	Fontainbleau Lakes, FL Community Devel. District	6.000	05/01/2038	534,188
990,000	Forest Creek, FL Community Devel. District[6]	5.450	05/01/2036	455,123
10,000,000	Grand Bay at Doral, FL Community Devel. District[1]	6.000	05/01/2017	6,704,200
3,000,000	Grand Bay at Doral, FL Community Devel. District[1]	6.000	05/01/2039	1,543,560
3,580,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District	5.500	05/01/2038	1,709,128
3,735,000	Harrison Ranch, FL Community Devel. District[1]	5.300	05/01/2038	2,529,006
375,000	Hawks Point, FL Community Devel. District[1]	5.300	05/01/2039	251,666
3,835,000	Heritage Bay, FL Community Devel. District[1]	5.500	05/01/2036	2,639,017
930,000	Heritage Harbour South, FL Community Devel. District[1]	6.500	05/01/2034	922,039
195,000	Heritage Isles, FL Community Devel. District[6,7]	7.100	10/01/2023	100,601
1,215,000	Heritage Plantation, FL Community Devel. District	5.400	05/01/2037	606,455
F12 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$10,000	Hialeah, FL Hsg. Authority[1]	5.800%	06/20/2033	$10,279
310,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A6	5.500	05/01/2036	130,175
820,000	Highlands, FL Community Devel. District[6,7]	5.000	05/01/2011	409,426
5,600,000	Highlands, FL Community Devel. District[6]	5.550	05/01/2036	2,816,688
745,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.750	07/01/2029	688,983
25,000	Hillsborough County, FL IDA (Tampa General Hospital)[1]	5.400	10/01/2028	24,998
5,000,000	Hillsborough County, FL IDA (University Community Hospital)[1]	8.000	08/15/2032	5,554,100
890,000	Indigo, FL Community Devel. District[1]	5.750	05/01/2036	489,669
10,000	Jacksonville, FL Electric Authority (Water and Sewer)[1]	5.250	10/01/2039	10,004
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[1]	5.250	08/15/2027	35,135
25,000	Jacksonville, FL Sales Tax[1]	5.000	10/01/2030	25,214
4,005,000	K-Bar Ranch, FL Community Devel. District Special Assessment[6]	5.450	05/01/2036	2,517,663
5,590,000	Keys Cove, FL Community Devel. District[1]	5.500	05/01/2036	4,351,088
225,000	Lake Frances, FL Community Devel. District Special Assessment[6]	5.300	05/01/2037	106,848
75,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2025	75,005
250,000	Lakeside Landings, FL Devel. District[6]	5.500	05/01/2038	107,275
5,000,000	Lakewood Ranch, FL Stewardship District[1]	5.500	05/01/2036	3,631,800
4,000,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1]	5.400	05/01/2037	2,849,360
1,000,000	Landmark at Doral, FL Community Devel. District Special Assessment[6]	5.500	05/01/2038	329,510
4,500,000	Lee County, FL IDA (Cypress Cove Healthpark)[1]	6.750	10/01/2032	4,145,580
500,000	Legends Bay, FL Community Devel. District[1]	5.500	05/01/2014	332,430
500,000	Legends Bay, FL Community Devel. District[1]	5.875	05/01/2038	296,800
2,060,000	Lucaya, FL Community Devel. District[1]	5.375	05/01/2035	1,515,583
2,490,000	Madeira, FL Community Devel. District	5.250	11/01/2014	1,306,354
2,500,000	Madeira, FL Community Devel. District	5.450	05/01/2039	1,191,575
530,000	Madison County, FL Mtg. (Twin Oaks)[1]	6.000	07/01/2025	399,170
1,775,000	Magnolia Creek, FL Community Devel. District	5.900	05/01/2039	1,068,195
1,455,000	Magnolia West, FL Community Devel. District Special Assessment[1]	5.350	05/01/2037	853,416
1,865,000	Marsh Harbor, FL Community Devel. District, Series A1	5.450	05/01/2036	1,533,067
9,135,000	Meadow Pines, FL Community Devel. District Special Assessment[1]	6.250	05/01/2034	7,450,049
1,500,000	Meadow Woods, FL Community Devel. District Special Assessment[1]	6.050	05/01/2035	787,305
F13 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$4,440,000	Mediterranea, FL Community Devel. District Special Assessment[1]	5.600%	05/01/2037	$2,755,952
2,390,000	Miami Beach, FL Health Facilities Authority (Mt. Sinai Medical Center)[1]	6.800	11/15/2031	2,204,201
50,000	Miami, FL Health Facilities Authority (Catholic Health East)[1]	5.250	11/15/2028	49,466
4,205,000	Miromar Lakes, FL Community Devel. District[1]	6.875	05/01/2035	3,385,319
3,440,000	Miromar Lakes, FL Community Devel. District[1]	7.375	05/01/2032	3,036,866
3,865,000	Monterey/Congress, FL Community Devel. District Special Assessment[1]	5.375	05/01/2036	2,800,656
9,550,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	5,450,281
11,110,000	Myrtle Creek, FL Improvement District Special Assessment[1]	5.200	05/01/2037	6,753,102
190,000	Naples, FL Hospital Revenue (Naples Community Hospital)[1]	5.250	10/01/2014	190,194
580,000	Naturewalk, FL Community Devel. District[1]	5.300	05/01/2016	312,846
495,000	Naturewalk, FL Community Devel. District[1]	5.500	05/01/2038	253,153
1,800,000	Northern Palm Beach, FL Improvement District[1]	5.350	08/01/2041	1,227,060
480,000	Oak Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	345,701
7,475,000	Oakland, FL Charter School[1]	6.950	12/01/2032	6,996,152
1,345,000	Oakmont Grove, FL Community Devel. District Special Assessment[6]	5.250	05/01/2012	686,811
500,000	Oakmont Grove, FL Community Devel. District Special Assessment[6]	5.400	05/01/2038	204,360
300,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	8.875	07/01/2021	310,521
800,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	9.000	07/01/2031	828,264
10,000,000	Orange County, FL Health Facilities Authority (Nemours Foundation)[2]	5.000	01/01/2039	10,005,850
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	196,785
10,000,000	Orange County, FL School Board COP[2]	5.500	08/01/2034	10,552,700
25,000	Orlando & Orange County, FL Expressway Authority[1]	5.000	07/01/2028	25,051
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[6,7]	7.000	07/01/2036	624,750
125,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.500	12/01/2021	111,544
25,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.625	12/01/2031	20,624
2,070,000	Palm Coast Park, FL Community Devel. District Special Assessment[1]	5.700	05/01/2037	1,214,635
1,280,000	Palm Glades, FL Community Devel. District[1]	4.850	05/01/2011	851,482
F14 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$2,500,000	Palm Glades, FL Community Devel. District[1]	5.300%	05/01/2036	$1,763,525
460,000	Palm River, FL Community Devel. District[6]	5.150	05/01/2013	199,778
245,000	Palm River, FL Community Devel. District[6]	5.375	05/01/2036	106,404
4,600,000	Palma Sola Trace, FL Community Devel. District[1]	5.750	05/01/2035	3,271,060
2,620,000	Parkway Center, FL Community Devel. District, Series A1	6.125	05/01/2024	1,964,817
2,205,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,504,868
1,445,000	Pine Ridge Plantation, FL Community Devel. District[6]	5.400	05/01/2037	765,561
1,500,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	1,155,540
430,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	355,503
25,000	Port Everglades, FL Authority, Series A1	5.000	09/01/2016	25,897
705,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	563,549
670,000	Portico, FL Community Devel. District[1]	5.450	05/01/2037	400,466
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[6]	5.250	05/01/2012	1,200,432
500,000	Portofino Cove, FL Community Devel. District Special Assessment[6]	5.500	05/01/2038	202,855
285,000	Portofino Landings, FL Community Devel. District Special Assessment[6]	5.200	05/01/2017	133,836
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[6]	5.400	05/01/2038	450,530
270,000	Portofino Springs, FL Community Devel. District Special Assessment[6]	5.500	05/01/2038	109,542
6,425,000	Quarry, FL Community Devel. District[1]	5.250	05/01/2016	5,065,213
500,000	Quarry, FL Community Devel. District[1]	5.250	05/01/2036	292,370
46,190,000	Quarry, FL Community Devel. District[1]	5.500	05/01/2036	28,108,463
11,015,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	7,944,348
1,710,000	Reunion East, FL Community Devel. District[1]	5.800	05/01/2036	953,479
6,025,000	Reunion East, FL Community Devel. District, Series A1	7.375	05/01/2033	4,217,560
2,405,000	Reunion West, FL Community Devel. District	6.250	05/01/2036	995,502
750,000	Ridgewood Trails, FL Community Devel. District[1]	5.650	05/01/2038	395,963
2,500,000	River Glen, FL Community Devel. District Special Assessment[6]	5.450	05/01/2038	1,045,050
1,165,000	Riverwood Estates, FL Community Devel. District Special Assessment[6,7]	5.350	05/01/2037	232,185
165,000	Rolling Hills, FL Community Devel. District[1]	5.450	05/01/2037	103,023
400,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	225,120
16,500,000	Sarasota, FL National Community Devel. District Special Assessment	5.300	05/01/2039	7,975,605
25,000	Seminole County, FL GO1	5.125	04/01/2010	25,103
F15 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$2,285,000	Shingle Creek, FL Community Devel. District[6]	6.100%	05/01/2025	$913,772
6,340,000	Shingle Creek, FL Community Devel. District[6]	6.125	05/01/2037	2,535,366
2,875,000	Six Mile Creek, FL Community Devel. District	5.875	05/01/2038	1,151,064
1,245,000	Sonoma Bay, FL Community Devel. District, Series A1	5.450	05/01/2036	1,004,354
1,985,000	South Bay, FL Community Devel. District[6,7]	5.125	11/01/2009	712,873
2,750,000	South Bay, FL Community Devel. District[6,7]	5.375	05/01/2013	987,223
5,400,000	South Bay, FL Community Devel. District[6]	5.950	05/01/2036	1,939,302
75,000	South Lake County, FL Hospital District (Orlando Regional Healthcare System)[1]	5.800	10/01/2034	75,297
2,915,000	St. John’s Forest, FL Community Devel. District, Series A1	6.125	05/01/2034	2,375,667
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250	10/01/2041	275,604
980,000	Stonebrier, FL Community Devel. District[1]	5.500	05/01/2037	614,480
880,000	Stonegate, FL Community Devel. District[1]	6.000	05/01/2024	847,299
995,000	Stonegate, FL Community Devel. District[1]	6.125	05/01/2034	934,663
2,555,000	Stoneybrook, FL South Community Devel. District[1]	5.800	05/01/2039	1,189,123
695,000	Summerville, FL Community Devel. District[1]	5.500	05/01/2036	382,695
10,000	Sunrise, FL Utility System[1]	5.250	10/01/2019	10,002
2,000,000	Sweetwater Creek, FL Community Devel. District	5.500	05/01/2038	1,162,740
2,535,000	Tern Bay, FL Community Devel. District[6,7]	5.000	05/01/2015	759,030
500,000	Tern Bay, FL Community Devel. District[6,7]	5.375	05/01/2037	149,735
4,815,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000	05/01/2036	3,079,770
240,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.250	05/01/2037	153,096
9,290,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	6,930,805
9,175,000	Two Creeks, FL Community Devel. District[1]	5.250	05/01/2037	4,703,839
25,000	University of South Florida (University Bookstore)[3]	5.900	07/01/2010	25,099
5,740,000	Verandah East, FL Community Devel. District[1]	5.400	05/01/2037	2,739,071
4,455,000	Verandah, FL Community Devel District[1]	5.250	05/01/2036	3,125,673
1,065,000	Verano Center, FL Community Devel. District[1]	5.375	05/01/2037	504,043
9,250,000	Verona Walk, FL Community Devel. District[1]	5.375	05/01/2037	6,501,918
1,000,000	Villa Portofino East, FL Community Devel. District[1]	5.200	05/01/2037	749,200
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[1]	5.350	05/01/2017	1,766,849
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[1]	5.550	05/01/2039	246,053
1,575,000	Villages of Westport, FL Community Devel. District	5.700	05/01/2035	1,074,749
6,900,000	Villagewalk of Bonita Springs, FL Community Devel. District[1]	5.150	05/01/2038	4,051,542
5,025,000	Vista, FL Community Devel. District Special Assessment[1]	5.375	05/01/2037	3,503,179
F16 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[6,7]	5.125%	05/01/2013	$643,650
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[6,7]	5.500	05/01/2037	1,026,162
3,630,000	Watergrass, FL Community Devel. District Special Assessment[1]	4.875	11/01/2010	2,879,352
1,250,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.125	11/01/2014	703,800
790,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.375	05/01/2039	402,339
5,960,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.500	05/01/2036	3,149,085
950,000	Waterlefe, FL Community Devel. District Golf Course[3]	8.125	10/01/2025	16,910
6,715,000	Waters Edge, FL Community Devel. District[1]	5.300	05/01/2036	4,850,580
810,000	Waters Edge, FL Community Devel. District[1]	5.350	05/01/2039	401,882
250,000	Waters Edge, FL Community Devel. District[1]	5.400	05/01/2039	124,035
1,785,000	Waterstone, FL Community Devel. District[6,7]	5.500	05/01/2018	811,997
3,895,000	Wentworth Estates, FL Community Devel. District[6]	5.125	11/01/2012	1,866,484
3,670,000	Wentworth Estates, FL Community Devel. District[6]	5.625	05/01/2037	1,751,544
70,000	West Palm Beach, FL Utility System[1]	5.000	10/01/2027	70,021
945,000	West Villages, FL Improvement District	5.350	05/01/2015	727,726
4,085,000	West Villages, FL Improvement District[6]	5.500	05/01/2037	1,962,107
3,500,000	West Villages, FL Improvement District[1]	5.500	05/01/2038	1,789,970
7,350,000	West Villages, FL Improvement District	5.800	05/01/2036	3,825,896
4,925,000	Westridge, FL Community Devel. District[6]	5.800	05/01/2037	1,969,360
5,840,000	Westside, FL Community Devel. District	5.650	05/01/2037	2,746,610
690,000	World Commerce, FL Community Devel. District Special Assessment[6,7]	5.500	05/01/2038	269,762
5,430,000	World Commerce, FL Community Devel. District Special Assessment[1]	6.125	05/01/2035	4,452,383
2,800,000	World Commerce, FL Community Devel. District Special Assessment[6,7]	6.500	05/01/2036	1,123,136
2,250,000	Wyld Palms, FL Community Devel. District[6]	5.400	05/01/2015	741,195
1,445,000	Wyld Palms, FL Community Devel. District[6]	5.500	05/01/2038	476,142
450,000	Zephyr Ridge, FL Community Devel. District[6]	5.250	05/01/2013	179,735
990,000	Zephyr Ridge, FL Community Devel. District[6,7]	5.625	05/01/2037	397,158

				389,108,996

Georgia—2.2%
6,195,000	Athens, GA Area Facilities Corp. COP (Georgia Dept. of Labor)[1]	5.000	06/15/2037	5,800,440
12,990,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.000	07/01/2036	8,624,061
F17 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Georgia Continued
$2,470,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.250%	07/01/2036	$1,699,261
10,000	Atlanta, GA HDC (Bedford Tower)[1]	6.250	01/01/2015	10,026
1,500,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	1,506,630
255,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	254,444
1,000,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)[1]	5.375	01/01/2026	905,940
20,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)[1]	5.500	01/01/2034	17,479
10,000	Clark County, GA Hospital Authority (Athens Regional Medical)[1]	5.250	01/01/2029	10,055
50,000	Columbus, GA Building Authority[1]	5.500	04/01/2013	50,209
15,000	Dalton, GA Devel. Authority (Hamilton Health Care System)[1]	5.000	08/15/2028	13,459
30,000	Dalton, GA Devel. Authority (Hamilton Health Care System/Hamilton Medical Center Obligated Group)[1]	5.375	08/15/2016	30,018
8,820,000	DeKalb County, GA Devel. Authority Public Purpose[1]	5.500	12/10/2023	7,771,390
10,000	DeKalb County, GA Hsg. Authority (Spring Chase Apartments)[1]	5.400	11/01/2030	10,015
3,665,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	3,722,760
5,445,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	5,530,813
100,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.125	10/01/2016	100,024
10,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.375	10/01/2012	10,015
3,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.125	07/01/2042	1,987,500
225,000	GA Hsg. and Finance Authority (Hunters Grove)[3]	5.850	01/01/2017	225,365
5,000,000	GA Main Street Natural Gas[1]	5.500	09/15/2026	5,056,800
15,000	GA Medical Center Hospital Authority (CRH/MCM/DLS/AS/WCNT/LD&M/PHS Obligated Group)[1]	5.500	08/01/2019	15,100
25,000	GA Municipal Electric Authority[1]	6.600	01/01/2018	29,712
120,000	GA Municipal Electric Authority, Series A1	5.000	11/01/2024	120,082
2,170,000	Northwestern Gwinnett County, GA Facilities Corp. COP (Dept. of Labor)[1]	5.000	06/15/2021	2,225,118
865,000	Northwestern Gwinnett County, GA Facilities Corp. COP (Dept. of Motor Vehicle Safety)[1]	5.000	06/15/2021	886,971
4,390,000	Northwestern Gwinnett County, GA Facilities Corp. II COP (Georgia Dept. of Driver Services)[1]	5.000	06/15/2028	4,306,985
145,000	Northwestern Gwinnett County, GA Facilities Corp. II COP (Georgia Dept. of Driver Services)[1]	5.000	06/15/2028	142,258
3,100,000	Northwestern Gwinnett County, GA Facilities Corp. II COP (Georgia Dept. of Driver Services)[1]	5.000	06/15/2029	3,017,292
5,000	Private Colleges & Universities Authority, GA (Mercer University)[1]	5.375	06/01/2031	4,304
F18 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Georgia Continued
$500,000	Savannah, GA EDA (Skidway Health & Living Services)[1]	7.400%	01/01/2024	$504,235
35,000	Ware County, GA Hospital Authority (Southeast Health Unit)[1]	6.625	03/01/2017	35,045

				54,623,806

Hawaii—0.0%
750,000	HI Dept. of Budget & Finance Special Purpose (15 Craigside)	9.000	11/15/2044	806,970

Idaho—0.3%
60,000	ID Hsg. Agency (Multifamily Hsg.)[3]	6.700	07/01/2024	60,072
10,000	ID Hsg. Agency (Single Family Mtg.)[3]	5.800	07/01/2025	10,008
5,360,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A1	6.000	08/01/2028	4,432,291
2,980,000	Twin Falls, ID Urban Renewal Agency, Series A1	5.450	08/01/2022	2,617,304

				7,119,675

Illinois—8.9%
600,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625	01/01/2018	463,680
1,825,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	1,611,220
355,000	Carol Stream, IL Tax (Geneva Crossing)[1]	5.000	12/30/2021	313,973
40,000	Chicago, IL GO1	5.125	01/01/2029	40,149
235,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2035	226,876
22,500,000	Chicago, IL O’Hare International Airport (American Airlines\AMR Corp. Obligated Group)	5.500	12/01/2030	15,397,425
5,000,000	Chicago, IL O’Hare International Airport (Delta Airlines)[1]	6.450	05/01/2018	4,745,100
5,000,000	Chicago, IL Tax (Pilsen Redevel.)[1]	6.750	06/01/2022	4,982,850
2,400,000	Cook County, IL Community School District GO1	7.125	06/01/2024	2,382,264
949,000	Cortland, IL Special Tax (Sheaffer System)	5.500	03/01/2017	571,213
168,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.400	03/01/2016	159,383
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	236,422
1,250,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[1]	5.375	03/01/2016	691,375
1,100,000	Hampshire, IL Special Service Area No. 16 (Crown Devel.-Prairie Ridge)[1]	6.000	03/01/2046	818,070
2,500,000	Hampshire, IL Special Service Area No. 17 (Crown Devel.-Oakstead)[1]	6.000	03/01/2045	1,862,350
1,500,000	Hampshire, IL Special Service Area No. 19 (Crown Devel.-Prairie Ridge East)[1]	6.000	03/01/2046	1,115,550
2,225,000	Harvey, IL GO1	5.500	12/01/2027	2,139,271
1,000,000	Harvey, IL GO1	5.625	12/01/2032	940,610
5,860,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875	08/01/2028	4,550,993
F19 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$95,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	5.700%	07/01/2019	$92,236
10,000	IL Devel. Finance Authority (Geneva School District School 304)[1]	6.300	06/01/2010	10,189
2,200,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.800	06/01/2030	2,199,956
1,920,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.125	09/01/2025	1,632,576
750,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2027	580,545
750,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2037	513,068
155,000	IL Finance Authority (Illinois Institute of Technology)[1]	6.500	02/01/2023	165,666
2,215,000	IL Finance Authority (Illinois Institute of Technology)[1]	7.125	02/01/2034	2,396,032
500,000	IL Finance Authority (Luther Oaks)[1]	5.700	08/15/2028	412,000
500,000	IL Finance Authority (Luther Oaks)[1]	6.000	08/15/2039	405,840
1,000,000	IL Finance Authority (Lutheran Social Services of Illinois/ Vesper Management Corp. Obligated Group)[1]	5.125	08/15/2028	744,100
2,500,000	IL Finance Authority (Monarch Landing)[8]	7.000	12/01/2027	800,000
4,250,000	IL Finance Authority (Monarch Landing)[8]	7.000	12/01/2037	1,360,000
1,750,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2027	1,266,615
2,000,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2031	1,376,900
2,745,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2032	1,869,016
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[2]	6.000	08/15/2039	21,980,900
7,000,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	7,885,500
15,000,000	IL Finance Authority (Resurrection Health Care)[2]	5.250	05/15/2029	15,109,125
5,000,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	4,973,950
5,345,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	5,407,750
26,415,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2039	27,347,185
5,000,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2044	5,155,000
3,750,000	IL Finance Authority (Sedgebrook)[8]	6.000	11/15/2027	1,500,488
10,000,000	IL Finance Authority (Sedgebrook)[8]	6.000	11/15/2037	4,001,600
10,000,000	IL Finance Authority (Sedgebrook)[8]	6.000	11/15/2042	4,001,400
10,420,000	IL Finance Authority (Silver Cross Hospital and Medical Centers)[1]	7.000	08/15/2044	10,812,730
3,000,000	IL Finance Authority Student Hsg. (MJH Education Assistance)[6]	5.125	06/01/2035	1,499,940
30,000	IL GO1	5.125	12/01/2010	30,116
15,000	IL GO1	5.125	12/01/2011	15,053
5,000,000	IL Health Facilities Authority (Covenant Retirement Communities)[1]	5.625	12/01/2032	4,477,150
60,000	IL Health Facilities Authority (Decatur Memorial Hospital)[1]	5.375	11/15/2021	60,024
60,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)[1]	5.625	01/01/2028	57,483
10,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.000	08/15/2027	8,904
F20 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$35,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125%	08/15/2022	$33,606
75,000	IL Health Facilities Authority (Loyola University)[1]	5.000	07/01/2024	71,153
15,000	IL Health Facilities Authority (Northwestern Medical Faculty Foundation)[1]	5.125	11/15/2028	13,865
80,000	IL Health Facilities Authority (Rockford Memorial Hospital/Rockford Memorial Health Services Corp. Obligated Group)[1]	5.000	08/15/2021	72,226
25,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	5.500	02/15/2016	25,024
85,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	5.750	02/15/2022	85,033
5,780,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2022	5,559,609
10,500,000	IL Health Facilities Authority (Sinai Health System)[2]	5.100	08/15/2033	10,372,373
80,000	Lake County, IL HFC, Series A3	6.700	11/01/2014	80,247
1,700,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	1,399,389
2,725,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	2,163,105
500,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[1]	5.500	01/01/2036	321,505
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[1]	6.125	03/01/2040	708,410
480,000	Markham, IL GO1	5.750	02/01/2028	492,998
1,250,000	Plano, IL Special Service Area No. 5[1]	6.000	03/01/2036	980,013
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	410,110
5,545,000	Southwestern IL Devel. Authority (Local Government Programming)[1]	7.000	10/01/2022	5,174,261
2,260,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625	11/01/2026	1,598,453
30,000	Springfield, IL Water[1]	5.400	03/01/2015	30,083
12,000,000	University of Illinois (Auxiliary Facilities System)[2]	5.750	04/01/2038	13,022,400
1,975,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250	12/30/2026	1,691,568
995,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750	03/01/2036	710,490
3,925,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450	03/01/2034	3,264,658
1,820,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	1,552,915
1,734,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[1]	6.250	03/01/2035	961,035

				224,192,340

Indiana—1.0%
2,500,000	Anderson, IN Redevel. District[1]	6.000	02/01/2026	2,376,750
6,300,000	Carmel, IN Redevel. District COP[1]	7.750	01/15/2030	6,373,269
5,075,000	Carmel, IN Redevel. District COP[1]	8.000	01/15/2035	5,135,240
F21 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Indiana Continued
$4,080,000	Dekalb City, IN Hospital Authority (Dekalb Memorial Hospital)[1]	5.000%	08/01/2016	$3,753,355
1,600,000	Hamilton County, IN Redevel. District (Thomas Electrics)[1]	5.100	02/01/2031	1,268,656
55,000	IN Devel. Finance Authority (USX Corp.)[1]	5.600	12/01/2032	54,311
325,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	373,630
30,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2023	30,023
15,000	IN Health Facility Financing Authority (Deaconess Hospital)[1]	5.500	03/01/2029	14,982
70,000	IN Health Facility Financing Authority (Kings Daughters Hospital Assoc.)[1]	5.625	08/15/2027	70,032
50,000	IN Municipal Power Agency, Series A1	5.300	01/01/2023	50,146
10,000	Indianapolis, IN Gas Utility (Distribution System)[1]	5.000	08/15/2024	10,003
55,000	Marion County, IN Convention & Recreational Facilities Authority[1]	5.000	06/01/2027	55,000
70,000	Marion County, IN Convention & Recreational Facilities Authority[1]	5.000	06/01/2027	70,020
4,750,000	North Manchester, IN (Estelle Peabody Memorial Home)[6]	7.125	07/01/2022	2,962,338
65,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[1]	5.400	08/01/2017	67,558
2,250,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	2,000,115
100,000	St. Joseph County, IN Economic Devel. (Madison Center)[1]	5.500	02/15/2021	100,008

				24,765,436

Iowa—2.1%
1,000,000	Dickinson County, IA Hsg. (Spirit Lake)	5.875	12/01/2036	782,430
25,000	Hills, IA (Mercy Hospital)[1]	5.000	08/15/2028	25,029
750,000	IA Finance Authority (Amity Fellowserve)[1]	6.500	10/01/2036	648,593
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[1]	5.900	12/01/2028	317,728
500,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	5.750	11/15/2019	469,810
1,000,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	6.000	11/15/2024	880,970
900,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	6.125	11/15/2032	771,948
350,000	IA Finance Authority Senior Hsg. (Bethany Manor)[1]	5.450	11/01/2026	284,505
500,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375	06/01/2025	353,005
7,975,000	IA Tobacco Settlement Authority[1]	5.375	06/01/2038	5,892,249
3,250,000	IA Tobacco Settlement Authority[1]	5.500	06/01/2042	2,383,810
53,520,000	IA Tobacco Settlement Authority (TASC)[1]	5.625	06/01/2046	39,714,516

				52,524,593
F22 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Kansas—0.2%
$1,440,000	Hays, KS Sales Tax[1]	6.000%	01/01/2025	$1,256,054
95,000	La Cygne, KS Pollution Control (Kansas Gas & Electric Company)[1]	5.100	03/01/2023	95,040
735,000	Overland Park, KS Transportation Devel. District (Grass Creek)[1]	4.850	09/01/2016	664,418
2,435,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	1,810,690

				3,826,202

Kentucky—0.0%
30,000	Jefferson County, KY Health Facilities (Alliant Health System)[1]	5.125	10/01/2027	28,156
75,000	Jefferson County, KY Health Facilities (University Medical Center)[1]	5.250	07/01/2022	75,008
970,000	Kenton County, KY Airport (Delta Airlines)[3,6,7]	8.000	12/01/2015	10
5,000	KY EDFA (Pikeville Medical Center)[1]	5.700	02/01/2028	5,001
80,000	KY Hsg. Corp.[1]	5.200	07/01/2022	81,246
15,000	Springfield, KY Educational Devel. (St. Catherine College)[1]	5.750	10/01/2035	13,534

				202,955

Louisiana—2.3%
5,000	Calcasieu Parish, LA Industrial Devel. Board Pollution Control (Entergy Gulf States)[1]	5.450	07/01/2010	5,002
19,475,000	Jefferson Parish, LA Finance Authority (Single Family Mtg.)[2]	5.250	12/01/2032	20,028,275
600,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	632,076
8,280,000	LA HFA (La Chateau)[1]	6.875	09/01/2029	8,239,676
5,000,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	5,020,050
2,000,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	757,020
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	13,202
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	1,165,760
1,000,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	844,440
1,750,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2027	1,393,193
3,925,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2035	2,913,842
680,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	7.500	09/01/2016	624,675
1,240,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)[1]	6.550	09/01/2025	1,083,388
25,000	LA Public Facilities Authority (Dillard University)[1]	5.300	08/01/2026	27,670
F23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Louisiana Continued
$13,000,000	LA Public Facilities Authority (Ochsner Clinic Foundation)[1]	5.375%	05/15/2043	$11,754,600
45,000	LA Public Facilities Authority (Touro Infirmary)[1]	5.500	08/15/2019	41,835
2,500,000	Lakeshore Villages, LA Master Community Devel. District[1]	5.250	07/01/2017	2,076,700
20,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2025	16,928
75,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2027	61,922
135,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.500	07/15/2018	129,188
290,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.600	07/15/2025	262,151
40,000	New Orleans, LA Public Improvement District[1]	5.125	12/01/2026	40,022
40,000	Orleans Parish, LA Parishwide School District[1]	5.125	09/01/2018	39,629
20,000	Orleans Parish, LA Parishwide School District[1]	5.375	09/01/2021	19,669
25,000	Orleans Parish, LA School Board[3]	5.300	09/01/2013	25,004
170,000	Orleans Parish, LA School Board[1]	5.375	09/01/2018	155,875
160,000	Pointe Coupee Parish, LA Pollution Control (Gulf State Utilities Company)[1]	6.700	03/01/2013	159,979
500,000	St. Tammany Parish, LA Hospital Service District (St. Tammany Parish Hospital)[1]	5.000	07/01/2022	474,240

				58,006,011

Maryland—0.3%
10,000	Baltimore, MD Wastewater[1]	5.125	07/01/2042	10,078
25,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	5.750	09/01/2020	21,094
40,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	6.000	09/01/2032	30,414
4,900,000	MD EDC Student Hsg. (Bowie State University)[1]	5.375	06/01/2033	3,652,460
620,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)[1]	5.750	06/01/2029	607,898
520,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)[1]	6.000	06/01/2030	488,608
50,000	MD EDC Student Hsg. (Morgan State University)[1]	6.000	07/01/2034	41,750
2,000,000	MD EDC Student Hsg. (University of Maryland)[1]	5.625	10/01/2023	1,513,480
65,000	MD EDC Student Hsg. (University Village at Sheppard Pratt)[1]	6.000	07/01/2033	54,313
625,000	MD H&HEFA (Edenwald)[1]	5.200	01/01/2024	583,256
65,000	MD H&HEFA (Johns Hopkins Hospital)[3]	5.375	07/01/2020	65,046
20,000	MD H&HEFA (Medstar Health)[1]	5.500	08/15/2033	20,223
979,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250	07/01/2035	775,789
750,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[1]	5.250	01/01/2037	448,193

				8,312,602

Massachusetts—0.8%
100,000	MA Devel. Finance Agency (Boston Biomedical Research)[1]	5.750	02/01/2029	91,577
260,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.500	01/01/2035	218,306
50,000	MA Devel. Finance Agency (Northern Berkshire Community Services)[1]	6.250	08/15/2029	40,373
50,000	MA Devel. Finance Agency (Orchard Cove)[1]	5.250	10/01/2037	35,551
F24 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Massachusetts Continued
$2,825,000	MA Devel. Finance Agency (Pacific Rim Charter Public School)[1]	5.125%	06/01/2031	$2,068,380
25,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250	07/01/2023	24,067
5,000,000	MA H&EFA (Boston Medical Center)[1]	5.250	07/01/2038	4,268,550
11,840,000	MA H&EFA (Emerson Hospital)[1]	5.000	08/15/2025	9,813,821
470,000	MA H&EFA (North Adams Regional Hospital)[1]	6.625	07/01/2018	456,281
2,450,000	MA H&EFA (Tufts Medical Center)[1]	5.000	05/15/2022	2,211,150
60,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.300	11/15/2028	52,838
265,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375	04/01/2020	265,109
20,000	MA Turnpike Authority, Series A1	5.000	01/01/2039	19,669
100,000	MA Turnpike Authority, Series B1	5.125	01/01/2023	100,058

				19,665,730

Michigan—3.4%
30,000	Clare County, MI Sewer Disposal System[1]	5.850	11/01/2021	30,709
1,000,000	Detroit, MI GO1	5.250	04/01/2016	913,390
10,000	Detroit, MI Local Devel. Finance Authority[1]	5.500	05/01/2021	3,007
2,850,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	3,394,208
185,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2018	168,772
130,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2028	107,631
2,250,000	Grand Traverse Academy, MI Public School Academy[1]	4.625	11/01/2027	1,719,900
1,000,000	Grand Traverse Academy, MI Public School Academy[1]	4.750	11/01/2032	735,670
500,000	Grand Traverse Academy, MI Public School Academy[1]	5.000	11/01/2022	427,050
50,000	Howell, MI Public Schools[1]	5.000	05/01/2025	51,843
5,000	Kalamazoo, MI Hospital Finance Authority (Bronson Methodist Hospital)[1]	5.250	05/15/2018	5,011
3,300,000	Kent, MI Hospital Finance Authority[1]	6.250	07/01/2040	2,774,178
1,075,000	Kent, MI Hospital Finance Authority (MetroH/MetroHC/MetroF Obligated Group)[1]	6.000	07/01/2035	887,767
155,000	MI Hospital Finance Authority (BGH/ZHCC/BCCC/CEMS Obligated Group)[1]	5.000	02/15/2018	148,457
2,175,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)[1]	5.250	08/15/2027	1,647,889
5,000,000	MI Hospital Finance Authority (Henry Ford Health System)[1]	5.625	11/15/2029	4,949,500
10,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.000	08/15/2018	10,034
75,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.000	08/15/2031	75,014
265,000	MI Hospital Finance Authority (Port Huron Hospital/Marwood Manor Nursing Home)[3]	5.500	07/01/2015	265,803
F25 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$10,000	MI Hospital Finance Authority (Sisters of Mercy Health System)[1]	5.250%		08/15/2021	$10,039
14,600,000	MI Hospital Finance Authority (Trinity Health)[2]	6.125		12/01/2023	16,089,711
15,000	MI Hsg. Devel. Authority (Walled Lake Villa)[3]	6.000		04/15/2018	15,026
340,000	MI John Tolfree Health System Corp.[1]	6.000		09/15/2023	306,547
20,000,000	MI Municipal Bond Authority	9.500		08/20/2010	19,982,400
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	998,128
11,606,629	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	9,867,143
494,625	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	461,371
5,000,000	MI Tobacco Settlement Finance Authority[1]	6.000		06/01/2034	4,299,800
1,323,000,000	MI Tobacco Settlement Finance Authority	9.838	[4]	06/01/2058	14,156,100
250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)[1]	5.500		06/01/2035	195,965
120,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A3	6.600		06/01/2022	120,197
40,000	Northern MI University[1]	5.000		12/01/2025	40,020
15,000	Oakland County, MI Sewer Disposal (White Lake Township)[1]	6.000		05/01/2013	15,139
450,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375		11/01/2030	352,467
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625		11/01/2035	1,035,845
405,000	Pontiac, MI Tax Increment Finance Authority[1]	6.250		06/01/2022	260,723
40,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	5.250		11/15/2031	36,739
10,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	5.250		11/15/2035	8,985
100,000	Wayne County, MI Building Authority[3]	5.250		06/01/2016	100,374

					86,668,552

Minnesota—1.1%
885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)[1]	5.375		02/15/2032	682,123
600,000	Cottage Grove, MN Senior Hsg.[1]	6.000		12/01/2046	549,612
750,000	Minneapolis, MN Tax Increment (St. Anthony Falls)[1]	5.750		02/01/2027	662,385
12,000,000	MN HFA (Residential Hsg.)[2]	5.375		04/01/2036	12,089,040
985,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000		02/15/2027	892,459
1,615,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.000		02/01/2031	1,240,385
250,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375		08/01/2021	227,080
F26 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$1,500,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625%	02/01/2031	$1,254,630
3,000,000	St. Louis Park, MN Health Care Facilities (Nicollett Health Services)[1]	5.750	07/01/2039	2,995,620
248,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250	03/01/2029	209,270
6,848,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	7.000	03/01/2029	6,282,629
520,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000	03/01/2030	467,938

				27,553,171

Mississippi—0.1%
80,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	80,093
45,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	45,050
60,000	Lowndes County, MS Solid Waste Disposal & Pollution Control (Weyerhaeuser Company)[1]	6.800	04/01/2022	63,454
1,000,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750	12/01/2024	1,003,080
5,145,000	MS Home Corp. (Valley State Student Hsg.)	5.500	12/01/2035	2,062,682

				3,254,359

Missouri—2.9%
95,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.650	03/01/2021	92,105
5,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.750	03/01/2031	4,525
200,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625	03/01/2025	172,438
310,000	Branson Hills, MO Infrastructure Facilities[1]	5.000	04/01/2013	308,363
250,000	Branson Hills, MO Infrastructure Facilities[1]	5.500	04/01/2027	212,175
900,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750	05/01/2026	692,442
365,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050	05/01/2027	319,466
2,185,000	Branson, MO IDA (Branson Landing)[1]	5.250	06/01/2021	1,658,590
7,900,000	Branson, MO IDA (Branson Shoppe Redevel.)[1]	5.950	11/01/2029	5,962,051
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[1]	5.875	12/01/2031	436,286
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500	04/01/2021	359,136
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625	04/01/2027	340,876
250,000	Cottleville, MO COP[3]	5.100	08/01/2023	229,333
300,000	Cottleville, MO COP[3]	5.125	08/01/2026	266,685
60,000	Fenton, MO Tax Increment (Dierbergs)[1]	7.000	10/01/2015	60,434
855,000	Hawk Ridge, MO Transportation Devel. District[1]	4.650	02/01/2017	767,910
3,840,000	Hawk Ridge, MO Transportation Devel. District[1]	5.000	02/01/2030	2,856,614
13,500,000	Hazelwood, MO Transportation Devel. District (370/ Missouri Bottom Road/Tausig Road)[1]	7.200	05/01/2033	12,349,530
F27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Missouri Continued
$2,575,000	Independence, MO 39th Street Transportation[1]	6.875%		09/01/2032	$2,476,506
1,260,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150		06/01/2016	1,187,374
1,250,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.400		06/01/2024	1,045,788
3,520,000	Kansas City, MO Tax Increment (Southtown)[1]	6.000		03/01/2017	3,436,611
580,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500		03/01/2021	510,365
250,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750		03/01/2029	204,645
1,025,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875		10/01/2029	855,885
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750		11/01/2026	1,793,379
15,000	MO Environmental Improvement & Energy Resources Authority[1]	5.550		07/01/2010	15,064
355,000	MO Grindstone Plaza Transportation Devel. District[1]	5.500		10/01/2031	225,933
10,000	MO H&EFA (FHS/FNH Obligated Group)[3]	5.375		02/15/2014	10,029
10,280,678	MO Hanley/Eager Road Transportation Devel. District, Series A1	7.750	[4]	12/01/2023	3,598,237
20,000	MO HDC (Single Family Mtg.)[1]	5.550		03/01/2029	20,012
243,000	Northwoods, MO Transportation Devel. District[1]	5.850		02/01/2031	187,428
1,675,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	4.800		05/01/2016	1,514,987
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	5.000		05/01/2023	1,174,410
350,000	Ozark Centre, MO Transportation Devel. District[1]	5.375		09/01/2032	264,376
1,500,000	Raymore, MO Tax Increment[1]	5.375		03/01/2020	1,230,765
2,750,000	Raymore, MO Tax Increment[1]	5.625		03/01/2028	2,009,865
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.625		11/01/2025	2,136,450
7,750,000	St. Joseph, MO IDA (Living Community of St. Joseph)[1]	7.000		08/15/2032	7,283,295
1,000,000	St. Joseph, MO IDA, Series B1	5.375		11/01/2023	884,470
905,000	St. Joseph, MO IDA, Series B1	5.500		11/01/2027	777,983
1,070,000	St. Louis, MO IDA (Southtown Redevel.)[1]	5.125		05/01/2026	824,232
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)	6.000		08/04/2025	354,786
852,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[1]	6.000		08/21/2026	616,703
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)[1]	5.500		03/09/2027	1,265,882
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	435,689
545,000	St. Louis, MO Tax Increment (Printers Lofts)	6.000		08/21/2026	394,487
806,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	530,598
500,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	329,155
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)[1]	6.690		04/21/2029	813,197
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	243,879
3,360,000	St. Louis, MO Tax Increment, Series A1	6.600		01/21/2028	2,527,560
620,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.700		04/01/2022	493,024
F28 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Missouri Continued
$320,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.750%		04/01/2027	$235,904
435,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.000		10/01/2019	432,233
950,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500		10/01/2029	947,920
35,000	University of Missouri (System Facilities)[1]	5.000		11/01/2018	35,114
1,000,000	University Place, MO Transportation Devel. District[1]	5.000		03/01/2026	739,850
2,500,000	University Place, MO Transportation Devel. District[1]	5.000		03/01/2032	1,693,325

					72,846,354

Montana—0.2%
10,240,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[1]	0.000	[5]	09/01/2031	5,119,898
375,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000		05/15/2025	335,876

					5,455,774

Nebraska—0.9%
2,915,000	NE Educational Facilities Authority (Midland Lutheran College)[1]	5.600		09/15/2029	2,360,538
1,150,000	NE Educational Finance Authority (Concordia University)[1]	5.000		10/01/2037	930,960
16,460,000	Omaha, NE Public Facilities Corp. (Baseball Stadium)[2]	5.000		06/01/2036	16,866,315
2,200,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750		10/01/2020	2,218,942
40,000	Scotts Bluff County, NE Hospital Authority (Regional West Medical Center)[1]	5.250		11/15/2028	39,760

					22,416,515

Nevada—2.7%
2,000,000	Clark County, NV Airport[9]	5.750		07/01/2042	2,060,880
15,000,000	Clark County, NV Airport[2,9]	5.750		07/01/2042	15,456,600
325,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	245,534
260,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	183,435
20,000,000	Clark County, NV Water Reclamation District[2]	5.250		07/01/2038	20,859,900
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	6.850	[4]	01/01/2019	1,131,983
1,000,000	Director of the State of NV Dept. of Business & Industry (Las Ventanas Retirement)[6]	7.000		11/15/2034	535,710
1,160,000	Las Vegas, NV Local Improvement Bonds[1]	6.250		06/01/2024	913,535
6,200,000	Las Vegas, NV Paiute Tribe, Series A1	6.625		11/01/2017	5,448,188
1,615,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.875		06/01/2021	1,298,008
9,270,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	6.125		06/01/2031	6,591,619
95,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.200		08/01/2016	77,747
F29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Nevada Continued
$135,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.250%		08/01/2017	$106,484
285,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.300		08/01/2018	219,695
625,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	5.850		08/01/2018	554,519
1,020,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2023	837,328
545,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2027	424,915
770,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150		08/01/2037	561,045
25,000	Reno, NV Capital Improvement[1]	5.125		06/01/2026	24,048
3,280,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.400		06/01/2020	3,090,547
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.700		06/01/2028	6,642,978

					67,264,698

New Hampshire—2.4%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.650	[4]	01/01/2029	53,729
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.700	[4]	01/01/2030	512,624
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B1	6.000	[4]	01/01/2023	157,128
1,000,000	Manchester, NH Hsg. & Redevel. Authority, Series B1	6.750		01/01/2015	968,330
500,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875		10/01/2039	498,680
120,000	NH H&EFA (Catholic Medical Center)[1]	6.125		07/01/2032	119,341
4,010,000	NH H&EFA (Franklin Pierce College)[1]	6.050		10/01/2034	2,909,095
21,000,000	NH H&EFA (LRG Healthcare)[2]	7.000		04/01/2038	23,825,760
1,235,000	NH H&EFA (LRG Healthcare)[1]	5.500		10/01/2034	1,280,843
22,000,000	NH H&EFA (LRG Healthcare)[2]	5.500		10/01/2034	22,816,640
1,980,000	NH H&EFA (Portsmouth Christian Academy)[1]	5.750		07/01/2023	1,660,309
6,115,000	NH H&EFA (Portsmouth Christian Academy)[1]	5.850		07/01/2033	4,628,872
40,000	NH H&EFA (St. Joseph Hospital/Youville House/Cove)[1]	5.500		07/01/2034	39,680
985,000	NH HE&HFA (Franklin Pierce College)[1]	5.300		10/01/2028	679,108

					60,150,139

New Jersey—4.0%
5,610,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300		07/01/2023	5,495,444
15,510,000	NJ Tobacco Settlement Financing Corp.[1]	4.625		06/01/2026	12,923,552
22,275,000	NJ Tobacco Settlement Financing Corp.[1]	4.750		06/01/2034	15,695,188
79,740,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	62,476,290
5,300,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2041	3,680,161

					100,270,635
F30 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New Mexico—0.5%
$1,495,000	Cabezon, NM Public Improvement District[1]	6.300%		09/01/2034	$1,192,532
6,780,000	Eldorado, NM Area Water and Sanitation District[1]	6.000		02/01/2023	5,843,411
20,000	Farmington, NM Hospital (San Juan Medical Center/Interface, Inc. Obligated Group)[1]	5.000		06/01/2016	20,006
250,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	5.800		04/01/2022	249,330
30,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.375		04/01/2022	30,010
500,000	Mariposa East, NM Public Improvement District[1]	6.000		09/01/2032	380,590
300,000	Montecito Estates, NM Public Improvement District[1]	7.000		10/01/2037	257,628
3,380,000	NM Educational Assistance Foundation[1]	5.900		09/01/2031	3,394,500
25,000	NM Finance Authority (Workers Compensation Administration Building)[1]	5.600		09/01/2014	25,075
1,925,000	NM Trails Public Improvement District[1]	7.750		10/01/2038	1,690,150
25,000	Santa Fe County, NM (El Castillo Retirement Residences)[3]	5.750	[10]	05/15/2028	25,035
5,000	Santa Fe, NM Educational Facilities (St. John’s College)[1]	5.500		03/01/2024	4,909
100,000	Santa Fe, NM Educational Facilities (St. John’s College)[1]	5.500		03/01/2024	92,156

					13,205,332

New York—2.2%
14,000,000	NYC GO2	5.000		05/15/2033	14,523,880
19,665,000	NYC GO2	5.375		04/01/2036	21,022,526
20,000,000	NYC Municipal Water Finance Authority[2]	5.000		06/15/2039	20,679,900

					56,226,306

North Carolina—0.0%
20,000	NC Eastern Municipal Power Agency, Series B1	6.250		01/01/2023	20,031
20,000	NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)[1]	5.800		10/01/2034	19,537
625,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)[1]	5.250		01/01/2032	453,919

					493,487

North Dakota—0.0%
25,000	Parshall, ND Water[1]	5.500		09/01/2024	25,000
5,000	Ward County, ND Health Care Facilities (Trinity Medical Center)[3]	6.000		07/01/2010	5,012
40,000	Williston, ND Water Utility[1]	5.100		05/01/2013	40,096

					70,108

Ohio—7.3%
5,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	0.000	[5]	06/01/2037	3,314,500
16,590,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	15,416,755
F31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Ohio Continued
$175,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375%		06/01/2024	$165,207
7,690,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.750		06/01/2034	6,394,466
14,570,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2030	12,578,718
9,275,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2047	7,116,337
68,620,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.500		06/01/2047	57,830,877
970,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.251	[4]	06/01/2047	41,374,765
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[4]	06/01/2052	18,017,750
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000		11/01/2038	1,855,708
35,000	Clermont County, OH Hospital Facilities (Mercy Health System)[1]	5.625		09/01/2021	35,002
40,000	Cleveland, OH Airport System[1]	5.000		01/01/2031	40,045
195,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000		06/01/2018	194,475
15,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500		02/15/2027	14,739
750,000	Erie County, OH Hospital Facilities (Firelands Regional Medical Center)[1]	5.000		08/15/2036	620,865
6,000,000	Erie County, OH Hospital Facilities (Firelands Regional Medical Center)[1]	5.250		08/15/2046	4,918,380
295,000	Glenwillow Village, OH GO1	5.875		12/01/2024	305,337
25,000	Greene County, OH Economic Devel. (YMCA)[1]	6.000		12/01/2023	18,475
1,500,000	Greene County, OH University Hsg. (Central State University)[1]	5.625		09/01/2032	947,685
1,620,000	Grove City, OH Tax Increment Financing[1]	5.125		12/01/2016	1,465,565
2,500,000	Grove City, OH Tax Increment Financing[1]	5.375		12/01/2031	1,763,975
1,105,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000		12/01/2022	826,617
75,000	Lucas County, OH Health Care Facilities (Sunset Retirement Communities)[1]	6.625		08/15/2030	75,668
10,000	Muskingum County, OH Hospital Facilities (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group)[1]	5.400		12/01/2016	10,006
3,075,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.300		02/15/2024	2,530,571
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.400		02/15/2034	4,505,637
655,000	Summit County, OH Port Authority (Twinsburg Township)[1]	5.125		05/15/2025	543,702
F32 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Ohio Continued
$1,000,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1]	5.400%		11/01/2036	$896,050

					183,777,877

Oklahoma—0.9%
15,000	Grady County, OK Industrial Authority (Correctional Facilities)[1]	6.000		11/01/2029	14,236
500,000	Grady County, OK Industrial Authority (Correctional Facilities)	7.800		11/01/2014	385,775
4,000,000	Langston, OK EDA (Langston University)[1]	5.000		05/01/2030	3,305,680
5,575,000	Langston, OK EDA (Langston University)[1]	5.000		05/01/2035	4,439,038
1,870,000	Langston, OK EDA (Langston University)[1]	5.250		05/01/2026	1,651,023
170,000	OK HFA (Single Family Homeownership Loan Program)	5.403	[4]	03/01/2029	60,355
20,000	Texas County, OK Devel Authority Student Hsg. (OPSU-Goodwell)[1]	5.450		11/01/2034	14,826
5,130,000	Tulsa, OK Municipal Airport Trust (American Airlines)[1]	6.250		06/01/2020	4,367,579
9,170,000	Tulsa, OK Municipal Airport Trust (American Airlines)[1]	7.350		12/01/2011	9,079,217

					23,317,729

Oregon—0.0%
25,000	Clackamas County, OR Hospital Facility Authority (Williamette Falls Hospital)[1]	6.000		04/01/2019	25,067
10,000	OR GO (Elderly & Disabled Hsg.)[3]	5.500		08/01/2026	10,006
10,000	OR GO (Veterans Welfare)[1]	5.250		10/01/2042	10,050
40,000	OR GO (Veterans Welfare)[1]	6.000		04/01/2032	40,064
100,000	OR Health & Science University, Series A1	5.250		07/01/2028	100,003
25,000	OR Hsg. & Community Services Dept. (Single Family Mtg.)[1]	6.400		07/01/2018	25,046

					210,236

Pennsylvania—1.3%
15,000,000	Allegheny County, PA HDA (WPAHS/AG/Forbes Health System/WPH/WPAON Obligated Group)[1]	5.000		11/15/2028	11,425,050
75,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[1]	6.900		01/01/2022	60,440
500,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750		07/01/2031	491,085
500,000	Luzerne County, PA IDA[1]	7.500		12/15/2019	494,120
500,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	489,540
25,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500		02/15/2033	18,573
3,740,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750		02/15/2029	3,766,030
2,230,000	PA EDFA (Northwestern Human Services)[1]	5.250		06/01/2028	1,757,485
5,000,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2016	4,999,450
3,500,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2021	3,360,245
1,000,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250		01/01/2021	977,720
F33 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Pennsylvania Continued
$4,750,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	6.625%		11/15/2023	$4,750,190

					32,589,928

Rhode Island—0.4%
5,000,000	Central Falls, RI Detention Facility[1]	7.250		07/15/2035	4,297,750
50,000	Providence, RI HDC (Barbara Jordan Apartments)[3]	6.750		07/01/2025	50,064
25,000	Providence, RI Public Building Authority[3]	5.400		12/15/2012	25,096
110,000	RI Health & Educational Building Corp. (Johnson & Wales University)[1]	6.100		04/01/2026	110,061
40,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[3]	6.500		04/01/2027	40,052
33,305,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[4]	06/01/2052	601,155
211,125,000	RI Tobacco Settlement Financing Corp. (TASC)	6.580	[4]	06/01/2052	4,665,863
10,375,000	RI Tobacco Settlement Financing Corp. (TASC)	6.750	[4]	06/01/2052	153,135
1,400,000	Tiverton, RI Special Obligation Tax (Mount Hope Bay Village)[1]	6.875		05/01/2022	1,402,604

					11,345,780

South Carolina—1.5%
500,000	Allendale County, SC School District Energy Savings Special Obligation[1]	8.500		12/01/2018	517,855
30,000	Charleston County, SC (Care Alliance Health Services)[1]	5.000		08/15/2019	30,219
45,000	Edgefield County, SC Water and Sewer Authority[1]	5.000		01/01/2028	42,799
35,000	Horry County, SC Hospital Facilities (Conway Hospital)[1]	5.000		07/01/2028	31,092
1,240,000	Lancaster County, SC (Edenmoor Improvement District)	5.375		12/01/2016	866,462
1,460,000	Lancaster County, SC (Edenmoor Improvement District)	5.750		12/01/2037	512,956
1,955,000	Lancaster County, SC (Sun City Carolina Lakes)[1]	5.450		12/01/2037	1,513,405
8,565,000	Lee County, SC School Facilities, Series 2006[1]	6.000		12/01/2027	8,644,055
35,000	Piedmont, SC Municipal Power Agency[1]	5.000		01/01/2018	35,028
15,000	Piedmont, SC Municipal Power Agency[1]	5.000		01/01/2022	15,002
5,838,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[1]	6.200		11/01/2036	4,599,819
600,000	SC Connector 2000 Assoc. Toll Road, Series B3	5.535	[4]	01/01/2020	84,510
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B3	5.781	[4]	01/01/2021	862,116
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B3	6.697	[4]	01/01/2026	1,060,831
5,285,000	SC Educational Facilities Authority (Benedict College)[1]	5.600		07/01/2022	4,528,082
2,320,000	SC Educational Facilities Authority (Benedict College)[1]	5.625		07/01/2031	1,808,486
600,000	SC Educational Facilities Authority (Southern Wesleyan University)[1]	5.750		03/01/2029	556,710
45,000	SC Hsg. Finance & Devel. Authority, Series A-1[1]	5.300		07/01/2031	45,010
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.250		04/01/2035	2,440,925
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.500		04/01/2042	1,985,880
2,750,000	SC Jobs-EDA (Lutheran Homes)[1]	5.500		05/01/2028	2,452,835
F34 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

South Carolina Continued
$1,435,000	SC Jobs-EDA (Palmetto Health)[1]	5.375%	08/01/2022	$1,456,869
2,500,000	SC Jobs-EDA (Palmetto Health)[1]	5.500	08/01/2026	2,491,400
1,350,000	SC Jobs-EDA (Palmetto Health)[1]	5.750	08/01/2036	1,324,796
30,000	SC State Budget & Control Board (Harden Street Facilities)[3]	6.000	12/01/2011	30,123

				37,937,265

South Dakota—0.0%
1,000,000	Aberdeen, SD Economic Devel. (Presentation College)[1]	6.150	05/01/2029	895,200
10,000	SD H&EFA (Prairie Lakes Health Care System)[1]	5.650	04/01/2022	10,003

				905,203

Tennessee—0.3%
5,000	Jackson, TN Health Educational & Hsg. Facilities Board (Lambuth University)[1]	5.900	09/01/2015	5,004
15,000	Johnson City, TN H&EFB (Johnson City Medical Center)[3]	5.250	07/01/2028	15,107
8,400,000	TN Energy Acquisition Corp., Series B1	5.625	09/01/2026	8,013,768

				8,033,879

Texas—11.1%
1,305,000	Anson, TX Education Facilities Corp. Student Hsg. (University of Texas/Waterview Park)[1]	5.100	01/01/2034	762,890
19,705,000	Austin, TX Independent School District[2]	5.000	08/01/2033	20,787,431
6,035,000	Beasley, TX Higher Education Finance Corp., Series A1	5.125	12/01/2034	4,629,449
3,090,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000	06/01/2021	2,323,958
6,625,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000	06/01/2031	4,350,306
5,765,000	Bexar County, TX HFC (American Opportunity Hsg.-Waterford/Kingswood)[1]	7.000	12/01/2036	4,990,357
400,000	Bexar County, TX HFC (Doral Club)[1]	8.750	10/01/2036	284,972
40,000	Brazoria County, TX Municipal Utility District No. 18[1]	5.300	09/01/2028	38,400
20,000	Brazos County, TX HFDC (Franciscan Services Corp.)[1]	5.375	01/01/2032	19,215
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	34,802
5,000	Cypress Hill, TX Municipal Utility District No. 1[1]	5.250	09/01/2025	4,838
25,000	Dallas-Fort Worth, TX International Airport Facility[1]	5.200	01/15/2031	25,009
18,550,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)	6.000	11/01/2014	16,782,371
700,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[1]	6.250	02/15/2036	587,251
7,650,000	Donna, TX GO1	6.250	02/15/2037	5,771,084
255,000	El Paso County, TX HFC (American Village Communities), Series A1	6.250	12/01/2020	252,603
F35 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Texas Continued
$335,000	El Paso County, TX HFC (El Paso American Hsg. Foundation), Series A1	6.375%		12/01/2032	$310,903
5,390,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250		10/01/2033	4,976,102
200,000	Fort Bend County, TX Municipal Utility District[1]	5.250		09/01/2021	199,986
20,000	Harris County, TX HFDC (Texas Children’s Hospital)[1]	5.250		10/01/2029	20,277
45,000	Harris County-Houston, TX Sports Authority[1]	5.000		11/15/2025	43,752
16,000,000	Houston, TX Airport System, Series A2	5.500		07/01/2039	17,041,600
65,000	Leander, TX Independent School District	5.457	[4]	08/15/2018	40,901
650,000	Lewisville, TX GO1	6.000		10/01/2015	667,823
2,345,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000		07/01/2022	1,894,150
1,530,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000		07/01/2025	1,184,878
770,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000		07/01/2032	551,774
3,000,000	Lufkin, TX Health Facilities Devel. Corp. (Memorial Health System of East Texas)[1]	6.250		02/15/2037	2,957,550
700,000	Maverick County, TX GO COP[1]	8.750		03/01/2034	710,591
2,350,000	Maverick County, TX GO COP[1]	8.750		03/01/2034	2,366,215
12,000,000	McLennan County, TX Public Facility Corp.[1]	6.625		06/01/2035	12,812,760
270,000	Metro, TX HFDC (Wilson N. Jones Memorial Hospital)[1]	5.375		01/01/2023	224,200
580,000	Metro, TX HFDC (Wilson N. Jones Memorial Hospital)[1]	5.600		01/01/2017	546,923
230,000	Midlothian, TX Devel. Authority Tax Increment[1]	5.125		11/15/2026	199,318
75,000	Mission, TX EDC[1]	6.600		01/01/2020	75,283
12,000,000	North Central Texas HFDC (Children’s Medical Center)[2]	5.750		08/15/2039	12,500,520
15,000	North TX Tollway Authority (Dallas North Tollway System)[1]	5.000		01/01/2023	15,005
50,000	Port of Corpus Christi, TX (Union Pacific Corp.)[1]	5.350		11/01/2010	50,020
1,680,000	Retama, TX Devel. Corp. (Retama Racetrack)[1]	10.000		12/15/2019	2,502,562
50,000	Richardson, TX Hospital Authority (Baylor/Richardson)[1]	5.625		12/01/2028	45,231
3,695,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.150		08/01/2022	2,327,813
16,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[2]	6.250		11/15/2029	17,550,960
980,000	Tom Green County, TX HFDC (Shannon Health System/Shannon Medical Center)[1]	6.750		05/15/2021	1,005,862
20,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)[1]	6.000		07/01/2025	19,109
25,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)[1]	6.000		07/01/2029	23,189
7,000,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750		10/01/2037	6,384,350
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750		09/01/2027	58,737
F36 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Texas Continued
$485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000%		09/01/2033	$252,185
10,000,000	TX Multifamily Housing Options (Affordable Hsg.)	0.640	[10]	01/01/2039	3,505,000
1,990,000	TX Municipal Gas Acquisition & Supply Corp.[1]	1.620	[10]	12/15/2026	1,352,703
105,000,000	TX Municipal Gas Acquisition & Supply Corp.[2]	6.250		12/15/2026	112,539,420
545,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[6,7]	6.625		03/01/2020	281,187
3,065,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[6,7]	6.750		03/01/2031	1,565,909
4,800,000	TX Private Activity Bond Surface Transportation Corp.[1]	6.875		12/31/2039	5,018,256
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	566,148
2,500,000	Tyler, TX HFDC (Mother Frances Hospital Regional Health Care Center)[1]	5.000		07/01/2033	2,101,975
4,205,000	Wichita County, TX HFDC (Wichita Falls Retirement Foundation)[1]	6.250		01/01/2028	3,769,110

					281,905,173

U.S. Possessions—2.8%
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	5,072,250
5,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	4,771,700
10,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2039	10,193,900
5,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	5,288,200
1,120,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2023	1,158,696
5,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	4,683,650
65,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	55,329
850,000	Puerto Rico Infrastructure[1]	5.500		07/01/2024	861,807
8,000,000	Puerto Rico Infrastructure	7.075	[4]	07/01/2030	2,001,040
8,000,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	7,683,280
7,550,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	7,990,090
1,000,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	1,076,550
1,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	1,605,300
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[4]	08/01/2034	10,039,500
7,100,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2042	7,333,519

					69,814,811

Utah—0.1%
15,000	Sandy City, UT Industrial Devel. (King Properties)[1]	6.125		08/01/2016	15,024
285,000	Utah County, UT Charter School (Lincoln Academy)[1]	5.875		06/15/2037	228,952
275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625		07/15/2037	212,999
1,500,000	West Valley City, UT Sewer (East Hollywood High School)[1]	5.625		06/15/2037	1,155,030

					1,612,005

Vermont—0.0%
30,000	VT E&HBFA (Mary Hitchcock Memorial Hospital/Cooley Dickenson Hospital Obligated Group)	5.000		11/15/2022	29,774
F37 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Vermont Continued
$85,000	VT EDA (Wake Robin Corp.)[1]	6.300%		03/01/2033	$81,027
827,930	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779		04/01/2019	620,641
225,000	VT Student Assistance Corp.[1]	5.000		03/01/2026	227,684

					959,126

Virginia—2.1%
2,300,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.250		07/15/2025	1,493,413
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.500		07/15/2035	451,580
625,000	Celebrate, VA North Community Devel. Authority Special Assessment[1]	6.750		03/01/2034	496,075
100,000	Danville, VA IDA Educational Facilities (Averett University)[1]	6.000		03/15/2016	98,039
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment[1]	5.450		03/01/2036	2,032,170
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment[1]	5.800		03/01/2036	529,365
25,000	Greensville County, VA IDA (Georgia-Pacific Corp.)[1]	5.300		08/01/2014	24,366
900,000	New Port, VA CDA[1]	5.600		09/01/2036	480,078
65,000	Norton, VA IDA (Norton Community Hospital)[1]	6.000		12/01/2022	64,233
5,000,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.350		09/01/2028	4,674,350
3,475,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	3,254,616
935,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500		08/01/2028	847,428
2,895,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500		08/01/2038	2,538,018
675,000	Suffolk, VA IDA (Lake Prince Center)[1]	5.300		09/01/2031	568,586
3,700,000	VA Celebrate South CDA Special Assessment[1]	6.250		03/01/2037	2,710,842
2,135,000	VA College Building Authority Educational Facilities (Regent University)[1]	5.000		06/01/2036	1,811,654
3,700,000	VA Small Business Financing Authority (Hampton Roads Proton)[1]	9.000		07/01/2039	3,846,964
30,000,000	VA Tobacco Settlement Authority[1]	5.000		06/01/2047	21,024,900
35,170,000	VA Tobacco Settlement Authority	5.670	[4]	06/01/2047	1,483,822
162,770,000	VA Tobacco Settlement Authority	5.770	[4]	06/01/2047	5,744,153

					54,174,652

Washington—2.9%
1,000,000	Bremerton, WA Hsg. Authority[1]	5.300		06/01/2026	916,930
4,145,000	Bremerton, WA Hsg. Authority[1]	5.500		06/01/2037	3,409,014
35,000	Pierce County, WA Hsg. Authority[1]	5.800		12/01/2023	24,716
F38 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Washington Continued
$100,000	Port Camas, WA Public Industrial Corp. (James River Corp. of Virginia)[1]	6.700%	04/01/2023	$100,006
75,000	Radford, WA Court Properties Student Housing[1]	5.000	06/01/2027	75,419
2,460,000	Seattle, WA Hsg. Authority (Gamelin House & Genesee)[1]	5.700	11/01/2035	2,060,102
50,000	Seattle, WA Municipal Light & Power[1]	5.125	07/01/2022	50,159
165,000	Skagit Valley, WA College[1]	5.625	11/01/2017	165,127
140,000	Skagit Valley, WA College[1]	5.750	11/01/2023	140,034
500,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	5.250	01/01/2028	364,855
1,800,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	5.250	01/01/2034	1,250,712
55,000	Vancouver, WA Hsg. Authority[1]	5.500	03/01/2028	55,036
25,000	WA COP (Dept. of General Administration)[3]	5.300	10/01/2010	25,093
12,070,000	WA Health Care Facilities Authority[1]	5.500	08/15/2042	11,082,071
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[2]	6.375	10/01/2036	36,970,179
15,000,000	WA Health Care Facilities Authority (Providence Health System-Washington)[2]	5.250	10/01/2033	15,403,575
115,000	WA Health Care Facilities Authority (Swedish Health System)[1]	5.125	11/15/2022	115,067
90,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.250	12/01/2020	90,010
145,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.375	12/01/2027	131,893
10,000	WA HFC (Nickerson Area Properties)[1]	5.250	01/01/2023	7,946
185,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	191,353
25,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	25,067

				72,654,364

West Virginia—0.2%
50,000	Pleasants County, WV Pollution Control (Monongahela Power Company)[1]	6.150	05/01/2015	50,065
660,000	Princeton, WV Hospital (Princeton Community Hospital)[1]	6.200	05/01/2013	660,106
500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.200	06/01/2025	380,100
1,500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.500	06/01/2033	1,072,005
1,920,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500	09/01/2025	1,921,210

				4,083,486

Wisconsin—0.2%
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[1]	7.000	01/01/2026	1,056,563
1,500,000	WI H&EFA (Aurora Health Care)[1]	5.600	02/15/2029	1,467,330
5,000	WI H&EFA (Froedert & Community)[1]	5.375	10/01/2030	5,089
F39 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Wisconsin Continued
$280,000	WI H&EFA (Kenosha Hospital & Medical Center)[1]	5.625%	05/15/2029	$280,230
185,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	185,094
2,140,000	WI H&EFA (Richland Hospital)[1]	5.375	06/01/2028	1,827,237

				4,821,543

Total Municipal Bonds and Notes (Cost $3,487,243,196)				3,044,355,471

Corporate Bonds and Notes—0.0%
117,563	Delta Air Lines, Inc., Sr. Unsec. Nts.[1,11] (Cost $116,387)	8.000	12/01/2015	58,941

Shares

Common Stocks—0.0%
918	Delta Air Lines, Inc.[7,11] (Cost $5,407)			11,227

Total Investments, at Value (Cost $3,487,364,990)—120.4%				3,044,425,639
Liabilities in Excess of Other Assets—(20.4)				(514,953,014)

Net Assets—100.0%				$2,529,472,625

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2010 was $6,705,256, which represents 0.27% of the Fund’s net assets. See Note 5 of accompanying Notes.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6.	Issue is in default. See Note 1 of accompanying Notes.

7.	Non-income producing security.

8.	Subject to a forebearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.

9.	When-issued security or delayed delivery to be delivered and settled after January 31, 2010. See Note 1 of accompanying Notes.

10.	Represents the current interest rate for a variable or increasing rate security.

11.	Received as a result of a corporate action.
F40 | OPPENHEIMER AMT-FREE MUNICIPALS

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$38,732,422	$—	$38,732,422
Alaska	—	38,504,785	—	38,504,785
Arizona	—	134,586,413	—	134,586,413
Arkansas	—	2,356,623	—	2,356,623
California	—	585,171,036	—	585,171,036
Colorado	—	65,620,148	—	65,620,148
Connecticut	—	7,663,146	—	7,663,146
Delaware	—	5,217,554	—	5,217,554
District of Columbia	—	19,329,541	—	19,329,541
Florida	—	389,108,996	—	389,108,996
Georgia	—	54,623,806	—	54,623,806
Hawaii	—	806,970	—	806,970
Idaho	—	7,119,675	—	7,119,675
Illinois	—	224,192,340	—	224,192,340
Indiana	—	24,765,436	—	24,765,436
Iowa	—	52,524,593	—	52,524,593
Kansas	—	3,826,202	—	3,826,202
Kentucky	—	202,955	—	202,955
Louisiana	—	58,006,011	—	58,006,011
Maryland	—	8,312,602	—	8,312,602
Massachusetts	—	19,665,730	—	19,665,730
Michigan	—	86,668,552	—	86,668,552
Minnesota	—	27,553,171	—	27,553,171
Mississippi	—	3,254,359	—	3,254,359
Missouri	—	72,846,354	—	72,846,354
Montana	—	5,455,774	—	5,455,774
Nebraska	—	22,416,515	—	22,416,515
Nevada	—	67,264,698	—	67,264,698
New Hampshire	—	60,150,139	—	60,150,139
New Jersey	—	100,270,635	—	100,270,635
New Mexico	—	13,205,332	—	13,205,332
F41 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs: Continued

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes Continued
New York	$—	$56,226,306	$—	$56,226,306
North Carolina	—	493,487	—	493,487
North Dakota	—	70,108	—	70,108
Ohio	—	183,777,877	—	183,777,877
Oklahoma	—	23,317,729	—	23,317,729
Oregon	—	210,236	—	210,236
Pennsylvania	—	32,589,928	—	32,589,928
Rhode Island	—	11,345,780	—	11,345,780
South Carolina	—	37,937,265	—	37,937,265
South Dakota	—	905,203	—	905,203
Tennessee	—	8,033,879	—	8,033,879
Texas	—	278,400,173	3,505,000	281,905,173
U.S. Possessions	—	69,814,811	—	69,814,811
Utah	—	1,612,005	—	1,612,005
Vermont	—	959,126	—	959,126
Virginia	—	54,174,652	—	54,174,652
Washington	—	72,654,364	—	72,654,364
West Virginia	—	4,083,486	—	4,083,486
Wisconsin	—	4,821,543	—	4,821,543
Corporate Bonds and Notes	—	58,941	—	58,941
Common Stocks	11,227	—	—	11,227

Total Assets	$11,227	$3,040,909,412	$3,505,000	$3,044,425,639

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
F42 | OPPENHEIMER AMT-FREE MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below:

AG	Allegheny General Hospital
AHF	American Housing Foundation
ARC	Assoc. of Retarded Citizens
AS	Ambulatory Services
AUS	Allegheny United Hospital
BCC	Bethesda Company Care, Inc.
BCCC	Botsford Continuing Care Corp.
BCG	Bethesda Care Givers
BGH	Botsford General Hospital
BHA	Bethesda Hospital Assoc.
BHC	Bethesda Home Care
CDA	Communities Devel. Authority
CEMS	Community Emergency Care Corp.
CFGH	Central Florida Group Homes
CHHC	Community Health & Home Care
COP	Certificates of Participation
CRH	Columbus Regional Healthcare
DKH	Day Kimball Hospital
DLS	Diagnostic Laboratory Services
DRIVERS	Derivative Inverse Tax Exempt Receipts
E&HBFA	Educational Health Buildings Financing Agency
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EMH	Elmhurst Memorial Hospital
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
FHA	Federal Housing Agency/Authority
FHS	Freeman Health System
FNH	Freeman Neosho Hospital
FRS	Family Rehabilitation Services (Hancock Manor)
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HDC	Housing Devel. Corp.
HDS	Housing Development Services
HE&HFA	Higher Education and Health Facilities Authority
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HNE	Healthnet of New England
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
LD&M	Locklando Door and Millwork
MCM	Managed Care Management
MCP	Medical College Of Pennsylvania
MetroF	Metro Foundation
MetroH	Metropolitan Hospital
MetroHC	Metropolitan Health Corporation
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
NH	Northgate Housing
NYC	New York City
OHC	Oakwood Hospital Corp.
OPSU	Oklahoma Panhandle State University
OUH	Oakwood United Hospitals
PHS	Pinnacle Health System
PP	Professionals PRN, Inc.
ROLs	Residual Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SSNH	Sunny Slope Nursing Home
TASC	Tobacco Settlement Asset-Backed Bonds
TC	Travis Corp. (People Care)
VC	VinFen Corp.
VCS	VinFen Clinical Services
WCNT	Wessex Corporation of New Tazewell
WPAHS	West Penn Allegheny Health System
WPAON	West Penn Allegheny Oncology Network
WPH	Western Pennsylvania Hospital
YMCA	Young Men’s Christian Assoc.
ZHCC	Zieger Health Care Corp.
See accompanying Notes to Financial Statements.
F43 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2010

Assets
Investments, at value (cost $3,487,364,990)—see accompanying statement of investments	$3,044,425,639
Cash	921,294
Receivables and other assets:
Interest	43,386,993
Investments sold (including $22,242,458 sold on a when-issued or delayed delivery basis)	25,945,960
Shares of beneficial interest sold	12,763,624
Other	2,672,372

Total assets	3,130,115,882

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	472,585,000
Payable on borrowings (See Note 6)	100,400,000
Investments purchased on a when-issued or delayed delivery basis	17,516,800
Shares of beneficial interest redeemed	6,368,417
Dividends	2,622,803
Distribution and service plan fees	507,413
Trustees’ compensation	274,588
Transfer and shareholder servicing agent fees	90,563
Shareholder communications	32,864
Interest expense on borrowings	15,525
Other	229,284

Total liabilities	600,643,257

Net Assets	$2,529,472,625

Composition of Net Assets
Par value of shares of beneficial interest	$396,173
Additional paid-in capital	3,331,450,341
Accumulated net investment income	2,924,526
Accumulated net realized loss on investments	(362,359,064)
Net unrealized depreciation on investments	(442,939,351)

Net Assets	$2,529,472,625

F44 | OPPENHEIMER AMT-FREE MUNICIPALS

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,009,781,874 and 314,465,865 shares of beneficial interest outstanding)	$6.39
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.71

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $38,977,278 and 6,126,295 shares of beneficial interest outstanding)	$6.36

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $480,713,473 and 75,580,597 shares of beneficial interest outstanding)	$6.36
See accompanying Notes to Financial Statements.
F45 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2010

Investment Income
Interest	$100,657,961
Other income	3,470

Total investment income	100,661,431

Expenses
Management fees	4,769,247
Distribution and service plan fees:
Class A	2,254,368
Class B	179,992
Class C	2,139,964
Transfer and shareholder servicing agent fees:
Class A	411,595
Class B	26,435
Class C	138,538
Shareholder communications:
Class A	37,371
Class B	1,875
Class C	11,172
Borrowing fees	3,583,495
Interest expense and fees on short-term floating rate notes issued (See Note 1)	2,843,493
Interest expense on borrowings	132,538
Trustees’ compensation	27,243
Custodian fees and expenses	11,739
Other	120,099

Total expenses	16,689,164
Less waivers and reimbursements of expenses	(28,872)

Net expenses	16,660,292

Net Investment Income	84,001,139

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(9,213,331)
Net change in unrealized depreciation on investments	314,143,791

Net Increase in Net Assets Resulting from Operations	$388,931,599

See accompanying Notes to Financial Statements.
F46 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2010	July 31,
	(Unaudited)	2009

Operations
Net investment income	$84,001,139	$129,032,751
Net realized loss	(9,213,331)	(222,514,462)
Net change in unrealized depreciation	314,143,791	(346,205,255)

Net increase (decrease) in net assets resulting from operations	388,931,599	(439,686,966)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(70,495,668)	(107,860,111)
Class B	(1,211,065)	(2,060,558)
Class C	(14,510,448)	(20,224,854)

	(86,217,181)	(130,145,523)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	317,126,442	306,983,058
Class B	5,447,196	3,492,388
Class C	116,942,619	82,288,783

	439,516,257	392,764,229

Net Assets
Total increase (decrease)	742,230,675	(177,068,260)
Beginning of period	1,787,241,950	1,964,310,210

End of period (including accumulated net investment income of $2,924,526 and $5,140,568, respectively)	$2,529,472,625	$1,787,241,950

See accompanying Notes to Financial Statements.
F47 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended January 31, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$388,931,599
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(674,447,332)
Proceeds from disposition of investment securities	252,507,925
Short-term investment securities, net	(27,057,097)
Premium amortization	761,089
Discount accretion	(15,263,551)
Net realized loss on investments	9,213,331
Net change in unrealized depreciation on investments	(314,143,791)
Increase in interest receivable	(7,062,784)
Increase in receivable for securities sold	(9,165,741)
Increase in other assets	(734,624)
Decrease in payable for securities purchased	(3,775,575)
Decrease in other liabilities	(199,283)

Net cash used in operating activities	(400,435,834)

Cash Flows from Financing Activities
Proceeds from bank borrowings	494,600,000
Payments on bank borrowings	(553,400,000)
Proceeds from short-term floating rate notes issued	98,105,000
Proceeds from shares sold	735,685,302
Payments on shares redeemed	(340,927,035)
Cash distributions paid	(33,598,056)

Net cash provided by financing activities	400,465,211
Net increase in cash	29,377
Cash, beginning balance	891,917

Cash, ending balance	$921,294

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $51,444,833.
Cash paid for interest on bank borrowings-$212,617.
Cash paid for interest on short-term floating rate notes issued-$2,843,493.
See accompanying Notes to Financial Statements.
F48 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$5.51	$7.90	$10.04	$10.08	$10.16	$9.53

Income (loss) from investment operations:
Net investment income[1]	.23	.50	.53	.51	.50	.55
Net realized and unrealized gain (loss)	.89	(2.37)	(2.17)	(.07)	(.03)	.63

Total from investment operations	1.12	(1.87)	(1.64)	.44	.47	1.18

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)	(.52)	(.50)	(.48)	(.55)	(.55)

Net asset value, end of period	$6.39	$5.51	$7.90	$10.04	$10.08	$10.16

Total Return, at Net Asset Value[2]	20.42%	(23.57)%	(16.68)%	4.37%	4.78%	12.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,009,782	$1,447,860	$1,605,257	$2,129,928	$1,494,775	$780,571

Average net assets (in thousands)	$1,852,782	$1,234,468	$1,807,703	$1,838,511	$1,147,353	$639,474

Ratios to average net assets:[3]
Net investment income	7.36%	8.67%	6.05%	4.93%	4.97%	5.56%
Expenses excluding interest and fees on short-term floating rate notes issued	1.03%	1.68%	0.91%	0.79%	0.87%	0.92%
Interest and fees on short-term floating rate notes issued[4]	0.24%	0.65%	0.73%	0.58%	0.62%	0.40%

Total expenses	1.27%	2.33%	1.64%	1.37%	1.49%	1.32%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.27%	2.33%	1.64%	1.37%	1.49%	1.32%

Portfolio turnover rate	10%	23%	60%	18%	16%	15%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F49 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$5.48	$7.87	$10.00	$10.04	$10.13	$9.50

Income (loss) from investment operations:
Net investment income[1]	.20	.45	.46	.42	.42	.48
Net realized and unrealized gain (loss)	.89	(2.38)	(2.17)	(.06)	(.04)	.63

Total from investment operations	(1.09)	(1.93)	(1.71)	.36	.38	1.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	(.46)	(.42)	(.40)	(.47)	(.48)

Net asset value, end of period	$6.36	$5.48	$7.87	$10.00	$10.04	$10.13

Total Return, at Net Asset Value[2]	20.02%	(24.35)%	(17.34)%	3.56%	3.87%	11.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,977	$28,789	$35,642	$54,645	$58,570	$41,867

Average net assets (in thousands)	$35,762	$26,189	$43,378	$57,919	$50,695	$43,648

Ratios to average net assets:[3]
Net investment income	6.50%	7.78%	5.21%	4.09%	4.19%	4.83%
Expenses excluding interest and fees on short-term floating rate notes issued	1.90%	2.56%	1.74%	1.59%	1.68%	1.69%
Interest and fees on short-term floating rate notes issued[4]	0.24%	0.65%	0.73%	0.58%	0.62%	0.40%

Total expenses	2.14%	3.21%	2.47%	2.17%	2.30%	2.09%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.14%	3.21%	2.47%	2.17%	2.30%	2.09%

Portfolio turnover rate	10%	23%	60%	18%	16%	15%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F50 | OPPENHEIMER AMT-FREE MUNICIPALS

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$5.48	$7.87	$10.00	$10.04	$10.13	$9.50

Income (loss) from investment operations:
Net investment income[1]	.21	.45	.47	.43	.42	.47
Net realized and unrealized gain (loss)	.88	(2.37)	(2.17)	(.07)	(.04)	.64

Total from investment operations	1.09	(1.92)	(1.70)	.36	.38	1.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	(.47)	(.43)	(.40)	(.47)	(.48)

Net asset value, end of period	$6.36	$5.48	$7.87	$10.00	$10.04	$10.13

Total Return, at Net Asset Value[2]	20.07%	(24.27)%	(17.29)%	3.60%	3.89%	11.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$480,714	$310,593	$323,411	$416,347	$250,929	$70,807

Average net assets (in thousands)	$425,716	$252,892	$361,518	$344,756	$159,084	$40,236

Ratios to average net assets:[3]
Net investment income	6.56%	7.89%	5.30%	4.16%	4.17%	4.70%
Expenses excluding interest and fees on short-term floating rate notes issued	1.80%	2.47%	1.68%	1.55%	1.62%	1.69%
Interest and fees on short-term floating rate notes issued[4]	0.24%	0.65%	0.73%	0.58%	0.62%	0.40%

Total expenses	2.04%	3.12%	2.41%	2.13%	2.24%	2.09%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.04%	3.12%	2.41%	2.13%	2.24%	2.09%

Portfolio turnover rate	10%	23%	60%	18%	16%	15%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F51 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer AMT-Free Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal
F52 | OPPENHEIMER AMT-FREE MUNICIPALS

exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do
F53 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$17,516,800
Sold securities	22,242,458
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $472,585,000 as of January 31, 2010, which represents 15.10% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for
F54 | OPPENHEIMER AMT-FREE MUNICIPALS

redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2010, municipal bond holdings with a value of $700,326,364 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $472,585,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At January 31, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon		Maturity
Amount	Inverse Floater[1]	Rate[2]		Date	Value

$2,000,000	AK HFC ROLs	15.251%		12/1/33	$2,013,320
3,000,000	AL Public School & College Authority ROLs[3]	14.881		5/1/29	3,403,440
4,930,000	Austin, TX Independent School District ROLs[3]	12.789		8/1/33	6,012,431
5,000,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center Obligated Group) DRIVERS	15.425		11/15/46	4,020,400
5,000,000	CA Health Facilities Financing Authority ROLs[3]	17.548		7/1/39	5,675,000
3,750,000	Clark County, NV Airport ROLs[3]	0.000	[4]	7/1/42	4,206,600
5,000,000	Clark County, NV Water Reclamation District DRIVERS	15.425		7/1/38	5,859,900
3,250,000	CO Hsg. & Finance Authority (Single Family) DRIVERS	15.990		11/1/29	3,882,970
3,480,000	FL COP (Dept. of Management Services) DRIVERS	11.782		8/1/28	4,038,923
4,000,000	Houston, TX Airport System ROLs[3]	16.679		7/1/39	5,041,600
5,000,000	IL Finance Authority (Northwestern Memorial Hospital) DRIVERS	18.022		8/15/39	6,980,900
3,750,000	IL Finance Authority ROLs	15.960		5/15/29	3,859,125
2,625,000	IL Health Facilities Authority ROLs	15.509		8/15/33	2,497,373
2,500,000	Imperial, CA Irrigation District DRIVERS	14.992		11/1/38	2,572,900
4,885,000	Jefferson Parish, LA Finance Authority (Single Family Mtg.) ROLs	16.000		12/1/32	5,438,275
3,750,000	Los Angeles, CA Community College District ROLs[3]	14.941		8/1/33	3,894,900
F55 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Principal		Coupon		Maturity
Amount	Inverse Floater[1]	Rate[2]		Date	Value

$3,000,000	Los Angeles, CA Dept. of Airports ROLs[3]	15.870%		5/15/39	$3,063,960
3,650,000	MI Hospital Finance Authority ROLs[3]	18.282		12/1/23	5,139,711
3,000,000	MN HFA ROLs[3]	15.145		7/1/34	3,089,040
11,000,000	NH H&EFA (LRG Healthcare) DRIVERS	0.000	[4]	10/1/34	11,816,640
5,250,000	NH H&EFA ROLs[3]	21.593		4/1/38	8,075,760
3,000,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	17.156		8/15/39	3,500,520
4,920,000	NYC GO DRIVERS	15.846		4/1/36	6,277,526
3,500,000	NYC GO ROLs[3]	14.971		5/15/33	4,023,880
5,000,000	NYC Municipal Water Finance Authority DRIVERS	14.559		6/15/39	5,679,900
4,115,000	Omaha, NE Public Facilities Corp. ROLs[3]	14.941		6/1/36	4,521,315
2,500,000	Orange County, FL Health Facilities Authority ROLS[3]	15.121		1/1/39	2,505,850
2,500,000	Orange County, FL School Board ROLs[3]	16.619		8/1/34	3,052,700
3,100,000	Pima County, AZ IDA (Metro Police Facility) DRIVERS	15.648		7/1/39	3,250,288
4,970,000	Salt River, AZ Agricultural Improvement & Power District[3]	14.934		1/1/38	5,578,825
4,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	18.836		11/15/29	5,550,960
42,000,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	10.286		12/15/26	49,539,420
4,000,000	University of California (Regents Medical Center) DRIVERS	15.425		5/15/39	4,784,480
2,625,000	University of California (Regents Medical Center) DRIVERS	14.559		5/15/37	2,516,378
3,000,000	University of Illinois (Auxiliary Facilities Systems) DRIVERS	17.156		4/1/38	4,022,400
7,500,000	WA Austin Trust Various States Inverse Certificates	8.268		10/1/33	7,903,575
11,265,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[3]	14.807		10/1/36	14,450,179

					$227,741,364

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F43 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.

4.	The underlying bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest rate will be determined upon settlement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance
F56 | OPPENHEIMER AMT-FREE MUNICIPALS

agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $268,240,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of January 31, 2010 is as follows:

Cost	$136,990,165
Market Value	$60,772,663
Market Value as a % of Net Assets	2.40%
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of January 31, 2010, securities with an aggregate market value of $11,663,488 representing 0.46% of the Fund’s net assets, were subject to these forbearance agreements. Interest of $948,750 is contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 31, 2009, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of July 31, 2009, the Fund had available for federal income tax purposes post-October losses of $189,154,534 and unused capital loss carryforwards as follows:

Expiring

2010	$3,258,070
2016	38,527,923
2017	105,610,446

Total	$147,396,439

F57 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
As of January 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $345,764,304 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2010, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,507,246,125

Gross unrealized appreciation	$127,191,100
Gross unrealized depreciation	(590,011,586)

Net unrealized depreciation	$(462,820,486)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$6,848
Payments Made to Retired Trustees	20,885
Accumulated Liability as of January 31, 2010	169,961
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed
F58 | OPPENHEIMER AMT-FREE MUNICIPALS

to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
F59 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	90,284,727	$563,356,180	129,537,682	$718,953,966
Dividends and/or distributions reinvested	6,835,452	42,866,932	11,654,998	65,533,074
Redeemed	(45,509,674)	(289,096,670)	(81,500,065)	(477,503,982)

Net increase	51,610,505	$317,126,442	59,692,615	$306,983,058

Class B
Sold	1,481,088	$9,219,331	2,197,706	$12,306,091
Dividends and/or distributions reinvested	106,917	667,208	204,777	1,143,184
Redeemed	(711,318)	(4,439,343)	(1,682,286)	(9,956,887)

Net increase	876,687	$5,447,196	720,197	$3,492,388

Class C
Sold	25,603,746	$159,059,727	30,732,678	$170,287,872
Dividends and/or distributions reinvested	1,267,146	7,910,693	1,985,831	11,052,236
Redeemed	(7,942,757)	(50,027,801)	(17,172,911)	(99,051,325)

Net increase	18,928,135	$116,942,619	15,545,598	$82,288,783

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$674,447,332	$252,507,925
F60 | OPPENHEIMER AMT-FREE MUNICIPALS

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2010, the Fund paid $565,732 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under
F61 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class B	$2,168,834
Class C	7,269,202
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2010	$605,227	$134,999	$50,098	$79,950
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2010, the Manager reimbursed the Fund $28,872 for legal costs and fees. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of January 31, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such
F62 | OPPENHEIMER AMT-FREE MUNICIPALS

trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2315% as of January 31, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2010 equal 0.32% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2010, the Fund had borrowings outstanding at an interest rate of 0.2315%. Details of the borrowings for the six months ended January 31, 2010 are as follows:

Average Daily Loan Balance	$83,018,478
Average Daily Interest Rate	0.301%
Fees Paid	$2,892,094
Interest Paid	$212,617
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period.
F63 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to defend against the suits brought against the Fund and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load general municipal debt funds including both funds advised by the Manager and funds advised by other investment advisers. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median as of December 31, 2008. The Board also noted that the Fund’s recent performance has improved and its year-to date performance through June 5, 2009 (the most recent date available before the June 2009 Board meeting) was in the top quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other general municipal debt funds and other funds with comparable asset levels and distribution features.
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The Board noted that the Fund’s contractual and actual management fees and total expenses are lower than or equal to its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June and September 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
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Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer AMT — Free Municipals

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 03/08/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 03/08/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date: 03/08/2010